                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 36                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 36                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: July 29, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 29, 2005 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

July 29, 2005

American Century Investments
prospectus

ADVISOR CLASS
EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
LIFE SCIENCES FUND
TECHNOLOGY FUND

C CLASS
EMERGING MARKETS FUND
GLOBAL GROWTH FUND
LIFE SCIENCES FUND

R CLASS
GLOBAL GROWTH FUND

INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS. SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
GAINS DISTRIBUTIONS.

THE SECURITIES AND EXCHANGE COMMISSIONHAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor
©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

TABLE OF CONTENTS

AN OVERVIEW OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . 2
        Emerging Markets Fund, Global Growth Fund, and

        Emerging Markets Fund, Global Growth Fund, and

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the funds is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the funds' portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN RISK - The funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the funds generally invest in securities denominated in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.

FUND                PRIMARY INVESTMENTS                  PRINCIPAL RISKS
--------------------------------------------------------------------------------
Emerging Markets    Equity securities of issuers         Emerging markets risk
                    in emerging markets
--------------------------------------------------------------------------------
Global Growth       Equity securities of issuers         Foreign securities risk
                    in the United States and
                    other developed countries
--------------------------------------------------------------------------------
International       Equity securities of issuers         Smaller foreign
Discovery(1)        in developed foreign countries       company risk
                    or emerging markets that are
                    small- to medium-sized companies
                    at the time of purchase
--------------------------------------------------------------------------------

(1)  INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
11.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

LIFE SCIENCES FUND
TECHNOLOGY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

These portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the funds is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers' principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. A more detailed description of the funds' investment strategies begins on page 14.

LIFE SCIENCES - The portfolio managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

TECHNOLOGY - The portfolio managers look for stocks of growing U.S. and foreign companies with business operations in the technology and
telecommunications-related sectors. These companies include those that the portfolio managers believe will benefit significantly from advances or improvements in technology.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  NONDIVERSIFICATION - The funds are classified as NONDIVERSIFIED. This gives the portfolio managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the funds' share prices than would be the case in a diversified fund.

        [graphic of triangle]

        A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS IN A
        SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

*  CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

*  CONCENTRATION (TECHNOLOGY) - Technology will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments.
   As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
LIFE SCIENCES FUND
TECHNOLOGY FUND

Annual Total Returns

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. The returns of the funds' other classes of shares will differ from those shown in the charts, depending on the expenses of that class.

EMERGING MARKETS FUND - ADVISOR CLASS

[Data from bar chart]

2000               -30.33%
2001                -8.96%
2002               -18.97%
2003                65.03%
2004                13.17%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Emerging Markets               22.02% (2Q 2003)               -22.25% (3Q 2001)
--------------------------------------------------------------------------------

GLOBAL GROWTH FUND - ADVISOR CLASS

[Data from bar chart]

2000               -5.90%
2001              -25.97%
2002              -20.48%
2003               34.13%
2004               14.88%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Global Growth                 16.35% (2Q 2003)                 -18.03% (3Q 2002)
--------------------------------------------------------------------------------

------
4

INTERNATIONAL DISCOVERY FUND - ADVISOR CLASS

[Data from bar chart]

1999               88.04%
2000              -14.36%
2001              -22.03%
2002              -12.99%
2003               51.02%
2004               15.95%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                   HIGHEST                     LOWEST
--------------------------------------------------------------------------------
International Discovery            50.78% (4Q 1999)            -19.17% (3Q 2001)
--------------------------------------------------------------------------------

LIFE SCIENCES FUND - ADVISOR CLASS

[Data from bar chart]

2001               -7.95%
2002              -28.48%
2003               28.65%
2004                8.91%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Life Sciences                 14.35% (2Q 2001)                 -14.55% (1Q 2001)
--------------------------------------------------------------------------------

------
5

TECHNOLOGY FUND - ADVISOR CLASS

[Data from bar chart]

2001               -35.74%
2002               -41.12%
2003                50.00%
2004                -1.69%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Technology                   25.87% (2Q 2003)                  -33.63% (1Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' C Class shares calculated before the impact of taxes. Because the R Class of Global Growth was not in operation as of the calendar year end, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

------
6

ADVISOR CLASS
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR    5 YEARS    FUND(1)
--------------------------------------------------------------------------------
Emerging Markets
Return Before Taxes                              13.17%    -0.81%     7.57%
Return After Taxes on Distributions              13.03%    -0.98%     7.41%
Return After Taxes on Distributions              8.73%     -0.75%     6.52%
   and Sale of Fund Shares
MSCI Emerging Markets Free Index                 25.95%    4.62%      9.25%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
Global Growth
Return Before Taxes                              14.88%    -3.11%     7.63%
Return After Taxes on Distributions              14.88%    -3.55%     7.02%
Return After Taxes on Distributions              9.67%     -2.81%     6.33%
   and Sale of Fund Shares
MSCI World Free Index                            14.72%    -2.45%     1.30%(3)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
International Discovery
Return Before Taxes                              15.95%    0.35%      9.34%
Return After Taxes on Distributions              13.63%    -0.51%     8.44%
Return After Taxes on Distributions              13.45%    0.14%      7.96%
   and Sale of Fund Shares
S&P/Citigroup EMI Growth World                   26.20%    0.62%      4.51%(5)
   ex-US Index(4)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
Life Sciences
Return Before Taxes                              8.91%     N/A        -2.11%
Return After Taxes on Distributions              8.91%     N/A        -2.35%
Return After Taxes on Distributions              5.79%     N/A        -1.93%
   and Sale of Fund Shares
S&P 500 Index                                    10.88%    N/A        -2.33%(6)
   (reflects no deduction for fees,
   expenses or taxes)
S&P Composite                                    3.34%     N/A        -1.76%(6)
   1500 Health Care Index
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
Technology
Return Before Taxes                              -1.69%    N/A        -19.73%
Return After Taxes on Distributions              -1.69%    N/A        -19.73%
Return After Taxes on Distributions              -1.10%    N/A        -15.60%
   and Sale of Fund Shares
S&P 500 Index                                    10.88%    N/A        -2.46%
   (reflects no deduction for fees,
   expenses or taxes)
S&P Composite                                    2.25%     N/A        -16.68%
   1500 Technology Index
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE: EMERGING MARKETS, MAY
     12, 1999; GLOBAL GROWTH, FEBRUARY 5, 1999; INTERNATIONAL DISCOVERY, APRIL
     28, 1998; LIFE SCIENCES, NOVEMBER 14, 2000; AND TECHNOLOGY, JUNE 30, 2000.

(2)  SINCE APRIL 30, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE JANUARY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(4)  FORMERLY CITIGROUP EMI GROWTH WORLD EX-US INDEX.

(5)  SINCE APRIL 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(6)  SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------
7

C CLASS
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004          1 YEAR          FUND(1)
--------------------------------------------------------------------------------
Emerging Markets
Return Before Taxes                                    12.15%          14.42%
MSCI Emerging Markets Free Index                       25.95%          22.77%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
Global Growth
Return Before Taxes                                    14.11%          7.81%
MSCI World Free Index                                  14.72%          8.89%(3)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
Life Sciences
Return Before Taxes                                    8.13%           -0.53%
S&P 500 Index                                          10.88%          3.78%(4)
   (reflects no deduction for fees,
   expenses or taxes)
S&P Composite                                          3.34%           -1.33%(4)
   1500 Health Care Index
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE C CLASS ARE: EMERGING MARKETS, DECEMBER
     18, 2001; GLOBAL GROWTH, MARCH 1, 2002; AND LIFE SCIENCES, NOVEMBER 29,
     2001.

(2)  SINCE DECEMBER 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE FEBRUARY 28, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(4)  SINCE NOVEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
8

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------
Advisor Class and R Class
  Redemption/Exchange Fee
  (as a percentage of amount redeemed/exchanged)                      2.00%(1)
-------------------------------------------------------------------------------
C Class
  Maximum Deferred Sales Charge
  (load) (as a percentage of net asset value)                         1.00%(2)
-------------------------------------------------------------------------------

(1)  APPLIES ONLY TO EMERGING MARKETS AND INTERNATIONAL DISCOVERY ADVISOR
     CLASS SHARES HELD FOR LESS THAN 180 DAYS, AND GLOBAL GROWTH R CLASS AND
     ADVISOR CLASS SHARES PURCHASED ON OR AFTER MARCH 1, 2004, AND HELD FOR LESS
     THAN 60 DAYS. THE FEE DOES NOT APPLY TO SHARES PURCHASED THROUGH REINVESTED
     DIVIDENDS OR CAPITAL GAINS.

(2)  THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                   DISTRIBUTION                   TOTAL ANNUAL
                    MANAGEMENT     AND SERVICE      OTHER         FUND OPERATING
                    FEE(1)         (12B-1) FEES     EXPENSES      EXPENSES
--------------------------------------------------------------------------------
Emerging Markets
  Advisor Class      1.75%          0.50%(2)         0.00%(3)     2.25%
--------------------------------------------------------------------------------
  C Class            2.00%          1.00%(4)         0.00%(3)     3.00%
--------------------------------------------------------------------------------
Global Growth
  Advisor Class      1.05%          0.50%(2)         0.00%(3)     1.55%
--------------------------------------------------------------------------------
  C Class            1.30%          1.00%(4)         0.00%(3)     2.30%
--------------------------------------------------------------------------------
  R Class            1.30%          0.50%(4)         0.00%(5)     1.80%
--------------------------------------------------------------------------------
International
Discovery
  Advisor Class      1.24%          0.50%(2)         0.00%(3)     1.74%
--------------------------------------------------------------------------------
Life Sciences
  Advisor Class      1.25%          0.50%(2)         0.00%(3)     1.75%
--------------------------------------------------------------------------------
  C Class            1.50%          1.00%(4)         0.00%(3)     2.50%
--------------------------------------------------------------------------------
Technology
  Advisor Class      1.25%          0.50%(2)         0.00%(3)     1.75%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
     GENERALLY DECREASE AS STRATEGY ASSETS INCREASE AND INCREASE AS STRATEGY
     ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Service,
     Distribution and Administrative Fees, PAGE 34.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 34.

(5)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

------
9

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                      1 YEAR      3 YEARS       5 YEARS      10 YEARS
---------------------------------------------------------------------
Emerging Markets
  Advisor Class       $226         $697         $1,194        $2,558
---------------------------------------------------------------------
  C Class             $300         $917         $1,558        $3,273
---------------------------------------------------------------------
Global Growth
  Advisor Class       $157         $487         $840          $1,832
---------------------------------------------------------------------
  C Class             $231         $712         $1,219        $2,607
---------------------------------------------------------------------
  R Class             $182         $563         $968          $2,098
---------------------------------------------------------------------
International
Discovery
  Advisor Class       $176         $545         $937          $2,035
---------------------------------------------------------------------
Life Sciences
  Advisor Class       $177         $548         $943          $2,045
---------------------------------------------------------------------
  C Class             $251         $771         $1,317        $2,803
---------------------------------------------------------------------
Technology
  Advisor Class       $177         $548         $943          $2,045
---------------------------------------------------------------------

------
10

OBJECTIVES, STRATEGIES AND RISKS

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the funds is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the funds'
portfolios will primarily consist of securities of companies whose earnings or revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the funds' holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

------
11

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase EQUITY SECURITIES of foreign companies (except
Global Growth, which will usually purchase equity securities of both U.S. and foreign companies).

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO COMMON
        STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

These funds can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Emerging Markets will invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

*  Global Growth invests in both U.S. and foreign companies. The fund's assets will be invested primarily in equity securities of issuers located in developed countries worldwide (including the United States).

*  International Discovery's assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into large-sized companies. In addition, if the portfolio managers determine that the availability of small- to medium-sized companies in which to invest is not adequate to meet the fund's investment needs, the portfolio managers may invest in large-sized companies.

In determining whether a company is foreign, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, the United Kingdom and the United States. In addition, as used in the statement of additional information, securities of issuers in emerging market (non-developed) countries means securities of issuers that (i)
have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the portfolio managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

------
12

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the funds' investments are generally denominated in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The portfolio managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The funds' performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

------
13

LIFE SCIENCES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the funds is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers'
principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The portfolio managers will typically look for stocks of growing companies in the life sciences sector. To achieve its objective, the fund invests at least
80% of its assets in companies that engage in the business of providing products and services that help promote health and wellness. Life science companies generally own, operate or support healthcare facilities (including, among others, hospitals, outpatient surgery facilities, dialysis centers, dental centers and physical therapy centers); design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, medical research facilities, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing, and forensic medicine. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences sector if

*  at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector; or

*  based on other information we obtain, we determine that its primary business should be categorized within the sector; or

*  if the investment is in a derivative security, the security has economic characteristics similar to the foregoing investments.

In addition to locating strong companies with earnings and revenue growth, the portfolio managers invest in companies that experience a change in their business that may stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, development of a new product, obtaining a new patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The portfolio managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

------
14

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase EQUITY SECURITIES of both U.S. and foreign companies.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO COMMON
        STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

The fund can purchase other types of securities as well, such as foreign currency exchange contracts, notes, bonds and other debt securities of companies and obligations of domestic or foreign governments and their agencies.

The managers also may purchase put options (i.e., the right to sell a security at a specified price by a certain date) for some securities that the fund holds in order to hedge against adverse price fluctuations of those securities. The managers may purchase put options to cover up to 10% of the fund's assets.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the statement of additional information.

Although not a primary investment strategy of the fund, in the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector.
Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as those of many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the portfolio managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the portfolio managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

------
15

Many faster-growing life sciences companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation also can have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% of its assets in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The portfolio managers may buy a large amount of a company's stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.
Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in securities of smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information.
They also may be more sensitive to changing political and economic conditions.
These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.
Because the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

Option prices can be volatile, and trading in options will expose the fund to certain risks. For instance, if the price of the option's underlying security does not change in the anticipated direction to an extent sufficient to cover the cost of the option before the option expires, the fund may lose all or a significant part of its investment in the option.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing in the fund are more fully described in the fund's statement of additional information.

------
16

TECHNOLOGY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the funds is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers'
principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The portfolio managers will typically look for stocks of growing companies in the technology and telecommunications-related sector. To achieve its objective, the fund invests at least 80% of its assets in companies that the portfolio managers believe are principally engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The portfolio managers consider technology and telecommunications-related industries to include among others, computers (including software, products and electronic components), semiconductors, networking, internet and on-line service providers, office automation, telecommunications, telecommunications equipment, environmental services, media and information services, electronics, and defense and aerospace. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider an investment in a company to be in the technology and telecommunications-related sector if

*  at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector; or

*  based on other information we obtain, we determine that its primary business should be categorized within the sector; or

*  if the investment is in a derivative security, the security has economic characteristics similar to the foregoing investments.

In addition to locating strong companies with earnings and revenue growth, the portfolio managers may invest in companies that experience a change in their business that may stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, development of a new product, or obtaining a new patent or license. The portfolio managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the portfolio managers also consider the prospects for relative economic

------
17

growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase EQUITY SECURITIES of both U.S. and foreign companies.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO COMMON
        STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

The fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

The managers also may purchase put options (i.e., the right to sell a security at a specified price by a certain date) for some securities that the fund holds in order to hedge against adverse price fluctuations of those securities. The managers may purchase put options to cover up to 10% of the fund's assets.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the statement of additional information.

Although not a primary investment strategy of the fund, in the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology and telecommunications-related sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the portfolio managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the portfolio managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

------
18

Many faster-growing technology and telecommunications-related companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The portfolio managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.
Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in securities of smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information.
They also may be more sensitive to changing political and economic conditions.
These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, however, the overall risk of the fund could be affected.

Option prices can be volatile, and trading in options will expose the fund to certain risks. For instance, if the price of the option's underlying security does not change in the anticipated direction to an extent sufficient to cover the cost of the option before the option expires, the fund may lose all or a significant part of its investment in the option.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing in the fund are more fully described in the fund's statement of additional information.

------
19

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' (except Technology's) investment advisor is American Century Global
Investment Management, Inc. (ACGIM). ACGIM has been managing mutual funds since
January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New
York 10017. Prior to January 2005, these funds were managed by ACGIM's parent company, American Century Investment Management, Inc. (ACIM). The change of investment advisor is a result of a corporate restructuring of ACIM, in which
ACGIM was incorporated as a subsidiary of ACIM.

Technology's investment advisor is ACIM. ACIM has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri
64111.

The advisor (ACGIM or ACIM) is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. ACGIM has hired ACIM to make the day-to-day investment decisions for the cash portion of the funds it manages.
ACIM performs this function under the supervision of ACGIM and the funds' Board of Directors.

For the services it provides to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears. Global Growth's R Class will pay the advisor a unified management fee of 1.30% of its pro rata share of the first $1 billion of the strategy assets, 1.15% of its pro rata shares of the next $1 billion of the strategy assets and 1.05% of its pro rata share over $2 billion of the strategy assets.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

------
20

MANAGEMENT FEES PAID BY THE FUNDS
TO ACIM AS A PERCENTAGE OF AVERAGE
NET ASSETS FOR THE MOST RECENT FISCAL        ADVISOR        C           R
YEAR ENDED NOVEMBER 30, 2004                 CLASS          CLASS       CLASS
--------------------------------------------------------------------------------
Emerging Markets                             1.75%          2.00%       N/A(1)
--------------------------------------------------------------------------------
Global Growth                                1.05%          1.30%       N/A(2)
--------------------------------------------------------------------------------
International Discovery                      1.24%          N/A(3)      N/A(1)
--------------------------------------------------------------------------------
Life Sciences                                1.25%          1.50%       N/A(1)
--------------------------------------------------------------------------------
Technology                                   1.25%          N/A(3)      N/A(1)
--------------------------------------------------------------------------------

(1)  THE FUND DOES NOT OFFER R CLASS SHARES.

(2)  THE R CLASS OF THIS FUND HAD NOT COMMENCED OPERATIONS AS OF NOVEMBER
     30, 2004.

(3)  THE FUND DOES NOT OFFER C CLASS SHARES.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts to manage the funds.
The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the funds are identified below.

Emerging Markets

MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September
1997. He joined American Century in August 1997. He has a bachelor of arts from
Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern
University. He is a CFA charterholder.

RAYMOND KONG

Mr. Kong, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since September 1997. He joined American Century in March 1993. He became a portfolio manager in July 2001. Since October 1998, he served as senior analyst and managing director of the American Century
Singapore office. He has a bachelor of science and master of science in civil engineering and an MBA from Virginia Tech.

Global Growth

MATTHEW HUDSON

Mr. Hudson, Vice President and Portfolio Manager, has been a member of the team that manages Global Growth since April 2002. He joined American Century in
January 2000. He became a portfolio manager in April 2002. He has a bachelor's degree in finance and investments from Babson College and an MBA in finance from
Boston University. He is a CFA charterholder.

TREVOR GURWICH

Mr. Gurwich, Vice President and Portfolio Manager, has been a member of the team that manages Global Growth since January 2004. He joined American Century in
July 1998. He became a portfolio manager in March 2001. He has a bachelor's degree in international relations from the University of Pennsylvania, a bachelor's degree in economics from Wharton School of Business and an MBA in finance and investment management from Columbia University.

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21

International Discovery

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Discovery since rejoining American
Century in April 1997 as a portfolio manager. He has a bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

BRIAN BRADY

Mr. Brady, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since joining American Century in June
1994. He became a portfolio manager in November 1998. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University
Graduate School of Business.

Life Sciences

ARNOLD K. DOUVILLE

Mr. Douville, Vice President and Senior Portfolio Manager, has been a member of the team that manages Life Sciences since its inception in June 2000. He joined
American Century in November 1997 as a portfolio manager. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

CHRISTY TURNER

Ms. Turner, Vice President and Portfolio Manager, has been a member of the team that manages Life Sciences since its inception in June 2000. She joined American
Century in January 1996. She became a portfolio manager in May 2000. She has a bachelor's degree in business administration from the University of Central
Florida and an MBA in finance from the University of North Carolina. She is a
CFA charterholder.

Technology

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages Technology since March 2002. He joined American Century in July
1996. He became a portfolio manager in February 2000. He has a bachelor of business administration from Southern Methodist University and an MBA from
Wharton School of Business, University of Pennsylvania. He is a CFA
charterholder.

The SAI provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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22

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS, C CLASS AND R CLASS SHARES

The Advisor Class, C Class and R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
International Discovery is closed to new accounts. Aggregate purchases for C
Class shares are limited to amounts less than $1,000,000.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary directly.

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23

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the funds, the board has approved the imposition of a redemption fee for redemption of shares within a specified number of days of purchase. See REDEMPTIONS, page 25, for a complete description of the redemption fee applicable to the fund.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

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24

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your C Class shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you held your shares.

Shares redeemed within a specified period may be subject to a 2.0% redemption fee as listed below.

*  Emerging Markets (Advisor Class) shares sold within 180 days of purchase

*  Global Growth (Advisor Class and R Class) shares purchased on or after
   March 1, 2004 and sold within 60 days of purchase

*  International Discovery (Advisor Class) shares sold within 180 days of purchase

Therefore, if you redeem Advisor Class and R Class shares within the redemption periods specified above, you will receive 98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page 24.)
However, not all of the financial intermediaries who offer the funds are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The funds may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems designed to deter abusive trading practices are in place.

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25

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Shares redeemed in this manner within a specified period may be subject to a 2.0% redemption fee as listed below.

*  Emerging Markets (Advisor Class) shares sold within 180 days of purchase

*  Global Growth (Advisor Class and R Class) shares purchased on or after
   March 1, 2004 and sold within 60 days of purchase

*  International Discovery (Advisor Class) shares sold within 180 days of purchase

You also may incur tax liability as a result of this redemption. In addition, C
Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months.

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26

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial advisor is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the funds' distributor to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

The information regarding C Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of C Class shares, a hyperlink will take you directly to this disclosure.

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

*  distributions from IRAs due to attainment of age 59-1/2

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  if no broker was compensated for the sale

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27

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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28

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

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29

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of its investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue
Code provisions.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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30

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher capital gains (or lower realized capital losses)
upon the sale of fund shares.

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31

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Emerging Markets - Investor Class, Institutional Class, Advisor Class and
   C Class

*  Global Growth - Investor Class, Institutional Class, Advisor Class, C
   Class and R Class

*  International Discovery - Investor Class, Institutional Class and Advisor
   Class

*  Life Sciences - Investor Class, Institutional Class, Advisor Class and C
   Class

*  Technology - Investor Class, Institutional Class and Advisor Class

The shares offered by this prospectus are Advisor Class, C Class and R Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
33

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 1.00% for C Class and 0.50% for
Advisor and R Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see
MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN in
the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

------
34

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old. Because the
R Class shares for Global Growth are new, financial information is not available for this class.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP, except for the six-month period ended May 31, 2005, which have not been audited.
The funds' Report of Independent Registered Public Accounting Firm and the
financial statements are included in the funds' annual reports, which are available upon request.

------
35

EMERGING MARKETS FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                         2005(1)      2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $6.19        $5.22     $3.58     $4.03     $4.66     $5.61
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income (Loss)(2)       -(3)         (0.03)    -(3)      (0.01)    (0.04)    (0.08)
-------------------------------------
   Net Realized and                      0.41         0.99      1.63      (0.44)    (0.42)    (0.87)
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------
   Total From Investment Operations      0.41         0.96      1.63      (0.45)    (0.46)    (0.95)
------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Realized Gains               (0.09)       -         -         -         (0.17)    -
-------------------------------------
Redemption Fees(4)                       -(3)         0.01      0.01      -         -         -
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $6.51        $6.19     $5.22     $3.58     $4.03     $4.66
======================================================================================================
   TOTAL RETURN(5)                       6.58%        18.58%    45.81%    (11.17)%  (10.32)%  (16.93)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    2.26%(6)     2.25%     2.26%     2.30%     2.25%     2.25%
-------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                    0.05%(6)     (0.47)%   (0.22)%   (0.62)%   (0.52)%   (1.13)%
-------------------------------------
Portfolio Turnover Rate                  64%          208%      286%      387%      326%      196%
-------------------------------------
Net Assets, End of Period
(in thousands)                           $1,100       $1,178    $597      $1,254    $815      $212
------------------------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  THE FUND ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND
     ACCOUNTING GUIDE FOR INVESTMENT COMPANIES WHICH REQUIRES THE DISCLOSURE OF
     THE PER-SHARE EFFECT OF REDEMPTION FEES. PERIODS PRIOR TO DECEMBER 1, 2001,
     HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE. AMOUNTS COMPUTED USING
     AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(5)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(6)  ANNUALIZED.

------
36

GLOBAL GROWTH FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                                      2005(1)     2004     2003     2002      2001      2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $7.41       $6.43    $5.36    $6.16     $8.72     $8.31
----------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
   Net Investment Loss(2)             -(3)        (0.02)   (0.02)   (0.01)    -(3)      (0.06)
-----------------------------------
   Net Realized and                   0.31        1.00     1.09     (0.79)    (1.93)    0.82
   Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------
   Total From Investment Operations   0.31        0.98     1.07     (0.80)    (1.93)    0.76
----------------------------------------------------------------------------------------------
Distributions
-----------------------------------
   From Net Realized Gains            -           -        -        -         (0.63)    (0.35)
-----------------------------------
   Total Distributions                -           -        -        -         (0.63)    (0.35)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $7.72       $7.41    $6.43    $5.36     $6.16     $8.72
==============================================================================================
   TOTAL RETURN(4)                    4.18%       15.24%   19.96%   (12.99)%  (23.97)%  8.79%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.55%(5)    1.55%    1.56%    1.57%     1.55%     1.55%
-----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (0.02)%(5)  (0.37)%  (0.25)%  (0.12)%   (0.31)%   (0.73)
-----------------------------------
Portfolio Turnover Rate               16%         79%      152%     278%      232%      123%
-----------------------------------
Net Assets, End of Period
(in thousands)                        $2,529      $2,475   $1,044   $537      $623      $301
----------------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

------
37

INTERNATIONAL DISCOVERY FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
                                        2005(1)     2004     2003     2002     2001      2000
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $14.95      $12.63   $9.23    $10.05   $14.17    $15.14
------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income (Loss)(2)      0.04        (0.05)   0.01     0.01     -(3)      (0.12)
-------------------------------------
   Net Realized and                     (0.02)      2.37     3.39     (0.83)   (2.55)    (0.01)
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------
   Total From Investment Operations     0.02        2.32     3.40     (0.82)   (2.55)    (0.13)
------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Realized Gains              (2.25)      -        -        -        (1.57)    (0.84)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $12.72      $14.95   $12.63   $9.23    $10.05    $14.17
================================================================================================
   TOTAL RETURN(4)                      0.15%       18.37%   36.84%   (8.16)%  (20.43)%  (1.53)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.72%(5)    1.74%    1.82%    1.78%    1.70%     1.61%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            0.63%(5)    (0.31)%  0.02%    0.10%    (0.15)%   (0.87)%
-------------------------------------
Portfolio Turnover Rate                 92%         201%     215%     224%     180%      113%
-------------------------------------
Net Assets, End of Period
(in thousands)                          $205        $201     $161     $153     $244      $509
------------------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

------
38

LIFE SCIENCES FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                       2005(1)     2004     2003     2002      2001     2000(2)
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $4.64       $4.33    $3.51    $4.86     $5.28    $5.48
--------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Loss(3)              (0.02)      (0.05)   (0.04)   (0.05)    (0.04)   -(4)
-------------------------------------
   Net Realized and                    0.40        0.36     0.86     (1.30)    (0.25)   (0.20)
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------
   Total From Investment Operations    0.38        0.31     0.82     (1.35)    (0.29)   (0.20)
--------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Realized Gains             -           -        -        -         (0.13)   -
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $5.02       $4.64    $4.33    $3.51     $4.86    $5.28
==================================================================================================
   TOTAL RETURN(5)                     8.19%       7.16%    23.36%   (27.78)%  (5.55)%  (3.65)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.75%(6)    1.75%    1.75%    1.75%     1.75%    1.75%(6)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (1.10)%(6)  (1.10)%  (1.14)%  (1.13)%   (0.86)%  (0.99)%(6)
-------------------------------------
Portfolio Turnover Rate                95%         215%     138%     272%      206%     64%(7)
-------------------------------------
Net Assets, End of Period
(in thousands)                         $135        $107     $46      $25       $13      $11
--------------------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  NOVEMBER 14, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(5)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(6)  ANNUALIZED.

(7)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE PERIOD JUNE 30, 2000 (FUND
     INCEPTION) THROUGH NOVEMBER 30, 2000.

------
39

TECHNOLOGY FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                      2005(1)     2004     2003(2)     2002(2)     2001(2)     2000(2)(3)
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $17.96      $19.37   $14.30      $20.80      $31.90      $50.00
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
   Net Investment Loss(4)             (0.11)      (0.27)   (0.20)      (0.20)      (0.20)      (0.20)
------------------------------------
   Net Realized and                   (1.14)      (1.14)   5.27        (6.30)      (10.90)     (17.90)
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------
   Total From Investment Operations   (1.25)      (1.41)   5.07        (6.50)      (11.10)     (18.10)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $16.71      $17.96   $19.37      $14.30      $20.80      $31.90
=========================================================================================================
   TOTAL RETURN(5)                    (6.96)%     (7.28)%  35.45%      (31.25)%    (34.80)%    (36.20)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.75%(6)    1.75%    1.75%       1.75%       1.75%       1.75%(6)
------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (1.30)%(6)  (1.55)%  (1.50)%     (1.45)%     (1.04)%     (1.08)%(6)
------------------------------------
Portfolio Turnover Rate               165%        279%     218%        251%        356%        125%
------------------------------------
Net Assets, End of Period
(in thousands)                        $65         $78      $18         $54         $1          $43
---------------------------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  PER-SHARE DATA HAS BEEN RESTATED, AS APPLICABLE, TO REFLECT A 1-FOR-10
     REVERSE SHARE SPLIT THAT OCCURRED ON THE CLOSE OF BUSINESS ON MAY 16, 2003.

(3)  JUNE 30, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(5)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(6)  ANNUALIZED.

------
40

EMERGING MARKETS FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                       2005(1)     2004     2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $6.12       $5.19    $3.58     $4.24
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
   Net Investment Loss(3)              (0.02)      (0.07)   (0.04)    (0.04)
------------------------------------
   Net Realized and                    0.39        0.99     1.64      (0.62)
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   Total From Investment Operations    0.37        0.92     1.60      (0.66)
--------------------------------------------------------------------------------
Distributions
------------------------------------
   From Net Realized Gains             (0.09)      -        -         -
------------------------------------
Redemption Fees(4)                     -(5)        0.01     0.01      -
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $6.40       $6.12    $5.19     $3.58
================================================================================
   TOTAL RETURN(6)                     5.97%       17.92%   44.97%    (15.57)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  3.01%(7)    3.00%    3.01%     3.05%(7)
------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.70)%(7)  (1.22)%  (0.97)%   (1.10)%(7)
------------------------------------
Portfolio Turnover Rate                64%         208%     286%      387%(8)
------------------------------------
Net Assets, End of Period
(in thousands)                         $567        $521     $291      $54
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  DECEMBER 18, 2001 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2002.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  THE FUND ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND
     ACCOUNTING GUIDE FOR INVESTMENT COMPANIES WHICH REQUIRES THE DISCLOSURE OF
     THE PER-SHARE EFFECT OF REDEMPTION FEES. AMOUNTS COMPUTED USING AVERAGE
     SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(5)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(6)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(7)  ANNUALIZED.

(8)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2002.

------
41

GLOBAL GROWTH FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                       2005(1)     2004     2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $7.29       $6.37    $5.35     $6.14
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
   Net Investment Loss(3)              (0.03)      (0.08)   (0.05)    (0.03)
------------------------------------
   Net Realized and                    0.31        1.00     1.07      (0.76)
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   Total From Investment Operations    0.28        0.92     1.02      (0.79)
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $7.57       $7.29    $6.37     $5.35
================================================================================
   TOTAL RETURN(4)                     3.84%       14.44%   19.07%    (12.87)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  2.30%(5)    2.30%    2.31%     2.32%(5)
------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.77)%(5)  (1.12)%  (1.00)%   (0.60)%(5)
------------------------------------
Portfolio Turnover Rate                16%         79%      152%      278%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                         $257        $184     $56       $25
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  MARCH 1, 2002 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2002.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2002.

------
42

LIFE SCIENCES FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------
                                       2005(1)     2004     2003     2002      2001(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $4.56       $4.28    $3.49    $4.87     $4.87
-----------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
   Net Investment Loss(3)              (0.04)      (0.08)   (0.07)   (0.08)    -(4)
------------------------------------
   Net Realized and                    0.39        0.36     0.86     (1.30)    -(4)
   Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------
   Total From Investment Operations    0.35        0.28     0.79     (1.38)    -(4)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $4.91       $4.56    $4.28    $3.49     $4.87
=========================================================================================
   TOTAL RETURN(5)                     7.68%       6.54%    22.64%   (28.34)%  0.00%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  2.50%(6)    2.50%    2.50%    2.50%     2.50%(6)
------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (1.85)%(6)  (1.85)%  (1.89)%  (1.88)%   (1.46)%(6)
------------------------------------
Portfolio Turnover Rate                95%         215%     138%     272%      206%(7)
------------------------------------
Net Assets, End of Period
(in thousands)                         $25         $25      $10      $6        $3
-----------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  NOVEMBER 29, 2001 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2001.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(5)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(6)  ANNUALIZED.

(7)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2001.

------
43

NOTES

------
44

NOTES

------
45

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section,
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE            FUND CODE     TICKER     NEWSPAPER LISTING
---------------------------------------------------------------------
Emerging Markets Fund
  Advisor Class             743          AEMMX       EmgMkt
---------------------------------------------------------------------
  C Class                   443          ACECX       EmgMkt
---------------------------------------------------------------------
Global Growth Fund
  Advisor Class             802          AGGRX       Gl Grwth
---------------------------------------------------------------------
  C Class                   602          AGLCX       Gl Grwth
---------------------------------------------------------------------
  R Class                   250          N/A         Gl Grwth
---------------------------------------------------------------------
International
Discovery Fund
  Advisor Class             742          ACIDX       IntDisc
---------------------------------------------------------------------
Life Sciences Fund
  Advisor Class             804          ALSVX       LifeSci
---------------------------------------------------------------------
  C Class                   604          ALFSX       LifeSci
---------------------------------------------------------------------
Technology Fund
  Advisor Class             796          ATADX       Tech
---------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0507
SH-PRS-43936

July 29, 2005

American Century Investments
statement of additional information

American Century World Mutual Funds, Inc.

Emerging Markets Fund
Global Growth Fund
International Discovery Fund
International Growth Fund
International Opportunities Fund
International Stock Fund
Life Sciences Fund
Technology Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED MARCH 31, 2005 AND JULY 29, 2005, BUT IS NOT A PROSPECTUS.
THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE
CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER
OR VISIT AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------

THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997, it changed its name to American Century World Mutual Funds, Inc. Throughout this statement of additional information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                            TICKER SYMBOL               INCEPTION DATE
--------------------------------------------------------------------------------
Emerging Markets
  Investor Class                        TWMIX                       09/30/1997
--------------------------------------------------------------------------------
  Institutional Class                   AMKIX                       01/28/1999
--------------------------------------------------------------------------------
  C Class                               ACECX                       12/18/2001
--------------------------------------------------------------------------------
  Advisor Class                         AEMMX                       05/12/1999
--------------------------------------------------------------------------------
Global Growth
  Investor Class                        TWGGX                       12/01/1998
--------------------------------------------------------------------------------
  Institutional Class                   AGGIX                       08/01/2000
--------------------------------------------------------------------------------
  C Class                               AGLCX                       03/01/2002
--------------------------------------------------------------------------------
  R Class                               AGORX                       07/29/2005
--------------------------------------------------------------------------------
  Advisor Class                         AGGRX                       02/05/1999
--------------------------------------------------------------------------------
International Discovery
  Investor Class                        TWEGX                       04/01/1994
--------------------------------------------------------------------------------
  Institutional Class                   TIDIX                       01/02/1998
--------------------------------------------------------------------------------
  Advisor Class                         ACIDX                       04/28/1998
--------------------------------------------------------------------------------
International Growth
  Investor Class                        TWIEX                       05/09/1991
--------------------------------------------------------------------------------
  Institutional Class                   TGRIX                       11/20/1997
--------------------------------------------------------------------------------
  A Class                               CAIGX                       01/31/2003
--------------------------------------------------------------------------------
  B Class                               CBIGX                       01/31/2003
--------------------------------------------------------------------------------
  C Class                               AIWCX                       06/04/2001
--------------------------------------------------------------------------------
  R Class                               ATGRX                       08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                         TWGAX                       10/02/1996
--------------------------------------------------------------------------------
International Opportunities
  Investor Class                        AIOIX                       06/01/2001
--------------------------------------------------------------------------------
  Institutional Class                   ACIOX                       01/09/2003
--------------------------------------------------------------------------------
International Stock
  Investor Class                        ASKIX                       03/31/2005
--------------------------------------------------------------------------------
Life Sciences
  Investor Class                        ALSIX                       06/30/2000
--------------------------------------------------------------------------------
  Institutional Class                   AILSX                       07/17/2000
--------------------------------------------------------------------------------
  C Class                               ALFSX                       11/29/2001
--------------------------------------------------------------------------------
  Advisor Class                         ALSVX                       11/14/2000
--------------------------------------------------------------------------------
Technology
  Investor Class                        ATCIX                       06/30/2000
--------------------------------------------------------------------------------
  Institutional Class                   ATYIX                       07/14/2000
--------------------------------------------------------------------------------
  Advisor Class                         ATADX                       06/30/2000
--------------------------------------------------------------------------------

------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Global Investment Management, Inc. or American Century Investment Management,
Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 4.
In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Emerging Markets, Global Growth, International Discovery, International Growth,
International Opportunities and International Stock are diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified
means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Life Sciences and Technology are non-diversified. Nondiversified means that a fund may invest a greater portion of its assets in a smaller number of securities than a diversified fund. Although Life Sciences and Technology's portfolio managers expect that the funds will ordinarily satisfy the requirements of a diversified fund, their nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the funds' methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of foreign (and U.S. in the case of Global Growth, Life Sciences and
Technology) equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 on page 4, when such a course is deemed appropriate in order to pursue a fund's investment objective.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures as a way to expose each fund's cash assets to the market, while maintaining liquidity. As mentioned in the prospectuses, the managers may not leverage a fund's portfolio, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES, page 8, SHORT-TERM
SECURITIES, page 11 and FUTURES AND OPTIONS, page 12.

------

TABLE 1

AN "X" IN THE TABLE BELOW INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                          GLOBAL                EMERGING
                          GROWTH                MARKETS
                          INTERNATIONAL         INTERNATIONAL
                          GROWTH                DISCOVERY             LIFE
                          AND                   AND                   SCIENCES
                          INTERNATIONAL         INTERNATIONAL         AND
                          STOCK                 OPPORTUNITIES         TECHNOLOGY
--------------------------------------------------------------------------------
Foreign Securities        X                     X                     X
--------------------------------------------------------------------------------
Equity Equivalents        X                     X                     X
--------------------------------------------------------------------------------
Debt Securities           35%                   35%                   35%
                          (except               (except
                          International         Emerging
                          Stock                 Markets
                          is 20%)               is 20%)
--------------------------------------------------------------------------------
Convertible               X                     X                     X
Securities
--------------------------------------------------------------------------------
Short Sales               X                     X                     X
--------------------------------------------------------------------------------
Portfolio Lending         33-1/3%               33-1/3%               33-1/3%
--------------------------------------------------------------------------------
Derivative                X                     X                     X
Securities
--------------------------------------------------------------------------------
Investments in            5%                    10% (except           15%
Issuers with                                    International
Limited                                         Opportunities
Operating                                       is 20%)
Histories
--------------------------------------------------------------------------------
Repurchase                X                     X                     X
Agreements
--------------------------------------------------------------------------------
When-Issued and           X                     X                     X
Forward
Commitment
Agreements
--------------------------------------------------------------------------------
Illiquid Securities       15%                   15%                   15%
--------------------------------------------------------------------------------
Short-Term                X                     X                     X
Securities
--------------------------------------------------------------------------------
Other Investment          10%                   10%                   10%
Companies
--------------------------------------------------------------------------------
Futures & Options         X                     X                     X
--------------------------------------------------------------------------------
Foreign Currency          X                     X                     X
Transactions and
Forward Exchange
Contracts
--------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet the fund's standards of selection.

A description of the funds' investment strategies regarding foreign securities is contained in the funds' prospectuses. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

------

CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

------

EMERGING MARKETS RISK. Investing in emerging market companies generally is also riskier than investing in other foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries.
These countries also may lack the legal, business and social framework to support securities markets.

As a result of the foregoing risks, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities.
Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Debt Securities

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund (except Emerging Markets and International Stock, which are 20%) may invest up to 35% of its assets in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

------

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. Global Growth , International Growth and International Stock will limit their purchases of debt securities to investment-grade obligations except convertible securities, which may be rated below investment grade. For long-term debt obligations, this includes securities that are rated Baa or better by
Moody's Investors Service, Inc. or BBB or better by Standard & Poor's
Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates
S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See
EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, page 65.

Emerging Markets, International Discovery and International Opportunities have no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% (20% for Emerging Markets) of each fund's assets will be invested in below-investment-grade fixed income securities. See EXPLANATION OF
FIXED-INCOME SECURITIES RATINGS, page 65. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, a fund also may take the potential for income into account when selecting investments.

In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,

------

the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). For example, Standard & Poor's Depositary
Receipts, also known as "spiders," track the price performance and dividend yield of an S&P Index by providing a stake in the stocks that make up that index.

------

In addition, the funds may make foreign investments either directly in foreign securities or indirectly by purchasing derivative securities known as depositary receipts, depositary shares or similar instruments (DRs) for foreign securities.
DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investments in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The portfolio managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

------

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase Agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

------

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures, or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

------

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of the fund's total assets in the aggregate.

These investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company,

*  5% of the fund's total assets with respect to any one investment company,
   and

*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the NASDAQ-100 index-tracking ETF (CUBES or
QQQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

------

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Morgan Stanley Capital International (MSCI) Europe,
Australasia, Far East (EAFE) Index, the S&P/Citigroup EMI Growth World ex-US
Index, the MSCI Emerging Markets Free Index, the S&P Composite 1500 Technology
Index and the S&P Composite Health Care Index. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading
Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

------

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

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Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)  Settlement Hedges or Transaction Hedges. When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as "anticipatory hedging."

(2)  Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the
     U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

------

     At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.
     Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting Currency Exposure. A fund may also enter into forward contracts to shift its investment exposure from one currency into another.
     This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the
     Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

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Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT            POLICY
-------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.
-------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment)
                   in an amount not exceeding 33-1/3% of the fund's total
                   assets.
-------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other loan
                   if, as a result, more than 33-1/3% of the fund's total
                   assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its
                   investment objective, policies and limitations or (ii) by
                   engaging in repurchase agreements with respect to
                   portfolio securities.
-------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless
                   acquired as a result of ownership of securities or other
                   instruments. This policy shall not prevent a fund from
                   investing in securities or other instruments backed by
                   real estate or securities of companies that deal in real
                   estate or are engaged in the real estate business.
-------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in securities
                   of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of
                   its agencies or instrumentalities) except that the funds may concentrate their investments in securities of issuers as
                   follows: engaged in the technology or telecommunications
                   industries and related industry groups (Technology only);
                   or engaged in the medical and health care industry and
                   related industry groups (Life Sciences only).
-------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities issued
                   by others, except to the extent that the fund may be
                   considered an underwriter within the meaning of the
                   Securities Act of 1933 in the disposition of restricted
                   securities.
-------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical commodities
                   unless acquired as a result of ownership of securities or
                   other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and
                   futures contracts or from investing in securities or other instruments backed by physical commodities.
-------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control
                   over management.
-------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACGIM-advised or ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund
(except Life Sciences and Technology) shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

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(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT                   POLICY
--------------------------------------------------------------------------------
Leveraging                A fund may not purchase additional investment
                          securities at any time during which outstanding
                          borrowings exceed 5% of the total assets of
                          the fund.
--------------------------------------------------------------------------------
Liquidity                 A fund may not purchase any security or enter
                          into a repurchase agreement if, as a result,
                          more than 15% of its net assets would be
                          invested in illiquid securities. Illiquid securities
                          include repurchase agreements not entitling
                          the holder to payment of principal and interest
                          within seven days and in securities that are
                          illiquid by virtue of legal or contractual
                          restrictions on resale or the absence of a
                          readily available market.
--------------------------------------------------------------------------------
Short Sales               A fund may not sell securities short, unless
                          it owns or has the right to obtain securities
                          equivalent in kind and amount to the securities
                          sold short, and provided that transactions in
                          futures contracts and options are not deemed
                          to constitute selling securities short.
--------------------------------------------------------------------------------
Margin                    A fund may not purchase securities on margin,
                          except to obtain such short-term credits as are
                          necessary for the clearance of transactions,
                          and provided that margin payments in
                          connection with futures contracts and options
                          on futures contracts shall not constitute
                          purchasing securities on margin.
--------------------------------------------------------------------------------
Futures                   A fund may enter into futures contracts and
and                       write and buy put and call options relating to
Options                   futures contracts. A fund may not, however,
                          enter into leveraged futures transactions if it
                          would be possible for the fund to lose more
                          than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with              A fund may invest a portion of its assets in
Limited                   the equity securities of issuers with limited
Operating                 operating histories. An issuer is considered to
Histories                 have a limited operating history if that issuer
                          has a record of less than three years of
                          continuous operation. Periods of capital
                          formation, incubation, consolidations, and
                          research and development may be
                          considered in determining whether a
                          particular issuer has a record of three years
                          of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the funds' prospectuses.

The portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

------

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the portfolio managers may sell a given security, regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Emerging Markets, the lower portfolio turnover rate for the period ended
November 30, 2004, can be attributed to management's decision to hold securities for longer periods due to improving conditions in the overall global equity markets, lower levels of volatility in security prices and generally strong earnings growth. The lower portfolio turnover rate for the period ended November
30, 2003, can be attributed to the managers' ability to buy and hold securities for a longer term as a result of lower portfolio inflows from shareholder purchases and lower portfolio outflows from shareholder redemptions during the period.

For Global Growth, the lower portfolio turnover rate for the period ended
November 30, 2004, can be attributed to the managers' decision to reduce the number of holdings and hold securities in which they have greater confidence, given the uncertainty in last year's equity markets (driven in part by interest rates, oil prices, currencies and the election cycle). The lower portfolio turnover rate for the period ended November 30, 2003, can be attributed to improving conditions in the overall global equity markets, lower levels of volatility in security prices, and generally strong earnings growth - all of which contributed to the managers' ability to buy and hold securities with long-term appeal.

For International  Growth and International  Opportunities,  the lower portfolio turnover rates for the period ended November 30, 2004, can be attributed to more pronounced and sustained trends in earnings  acceleration during the year, which allowed the managers to hold securities for longer periods.

For Life Sciences, the lower portfolio turnover rate for the period ended
November 30, 2003, can be attributed to changing market conditions that resulted in fewer shareholder redemptions and a less volatile life sciences sector.

------

For Technology, the higher portfolio turnover rate for the period ended November
30, 2004, can be attributed to changing market conditions along with deterioration in the fundamentals of the semiconductor, communication equipment and electronic equipment industries, each of which experienced a significant deceleration in earnings and revenue growth during the year.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other directors, (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACGIM, ACIM, ACIS and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACGIM or ACIM unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                        NUMBER OF
                                                                        PORTFOLIOS
                           POSITION(S)   LENGTH                         IN FUND      OTHER
                           HELD          OF TIME   PRINCIPAL            COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,             WITH          SERVED    OCCUPATION(S)        OVERSEEN     HELD BY
(YEAR OF BIRTH)            FUND          (YEARS)   DURING PAST 5 YEARS  BY DIRECTOR  DIRECTOR
--------------------------------------------------------------------------------------------------
Interested Directors
--------------------------------------------------------------------------------------------------
James E. Stowers, Jr.(1)   Director,     46        Founder, Director    54           None
4500 Main Street           Co-Vice                 and Controlling
Kansas City, MO 64111      Chairman                Shareholder, ACC
(1924)                                             Chairman, ACC
                                                   (January 1995 to
                                                   December 2004)
                                                   Director, ACGIM,
                                                   ACIM, ACS LLC
                                                   and other ACC
                                                   subsidiaries
--------------------------------------------------------------------------------------------------
James E. Stowers III(1)    Director,     14        Chairman, ACC        54           None
4500 Main Street           Co-Vice                 (January 2005
Kansas City, MO 64111      Chairman                to present)
(1959)                                             Co-Chairman, ACC
                                                   (September 2000
                                                   to December 2004)
                                                   Chief Executive
                                                   Officer, ACC
                                                   (June 1996 to
                                                   September 2000)
                                                   Chairman, ACS LLC
                                                   and other ACC
                                                   subsidiaries
                                                   Director, ACC,
                                                   ACGIM, ACIM,
                                                   ACS LLC and
                                                   other ACC
                                                   subsidiaries
--------------------------------------------------------------------------------------------------
Independent Directors
--------------------------------------------------------------------------------------------------
Thomas A. Brown            Director      24        Retired, Formerly    54           None
4500 Main Street                                   Chief Executive
Kansas City, MO 64111                              Officer/Treasurer,
(1940)                                             ASSOCIATED
                                                   BEARINGS COMPANY
--------------------------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

------

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                           POSITION(S)    LENGTH                             IN FUND       OTHER
                           HELD           OF TIME    PRINCIPAL               COMPLEX       DIRECTORSHIPS
NAME, ADDRESS,             WITH           SERVED     OCCUPATION(S)           OVERSEEN      HELD BY
(YEAR OF BIRTH)            FUND           (YEARS)    DURING PAST 5 YEARS     BY DIRECTOR   DIRECTOR
--------------------------------------------------------------------------------------------------------
Independent Directors
--------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.      Director       7          Senior Vice             54            None
4500 Main Street                                     President,
Kansas City, MO 64111                                MIDWEST RESEARCH
(1945)                                               INSTITUTE
--------------------------------------------------------------------------------------------------------
D.D. (Del) Hock            Director       8          Retired, formerly       54            Director
4500 Main Street                                     Chairman, PUBLIC                      ALLIED MOTION
Kansas City, MO 64111                                SERVICE COMPANY                       TECHNOLOGIES,
(1935)                                               OF COLORADO                           INC.
--------------------------------------------------------------------------------------------------------
Donald H. Pratt            Director,      9          Chairman, WESTERN       54            None
4500 Main Street           Chairman                  INVESTMENTS, INC.
Kansas City, MO 64111      of the                    Retired Chairman
(1937)                     Board                     of the Board, BUTLER
                                                     MANUFACTURING
                                                     COMPANY
--------------------------------------------------------------------------------------------------------
Gale E. Sayers             Director       4          President, Chief        54            Director,
4500 Main Street                                     Executive Officer                     TRIAD
Kansas City, MO 64111                                and Founder,                          HOSPITALS,
(1943)                                               SAYERS40, INC., a                     INC.
                                                     technology products
                                                     and services provider
--------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord     Director       10         Senior Vice             54            Director, DST
4500 Main Street                                     President, Process                    SYSTEMS, INC.
Kansas City, MO 64111                                Excellence, SPRINT                    Director,
(1945)                                               CORPORATION                           EURONET
                                                     (January 2005                         WORLDWIDE,
                                                     to present)                           INC.
                                                     Senior Vice President
                                                     Transformation,
                                                     SPRINT CORPORATION
                                                     (September 2003
                                                     to December 2004)
                                                     Senior Vice
                                                     President -
                                                     Financial Services,
                                                     SPRINT CORPORATION
                                                     (January 2003
                                                     to September 2003)
                                                     Senior Vice
                                                     President-Finance
                                                     Global Markets Group,
                                                     SPRINT CORPORATION
                                                     (November 1998
                                                     to January 2003)
--------------------------------------------------------------------------------------------------------
Timothy S. Webster         Director       3          President and Chief     54            Director,
4500 Main Street                                     Executive Officer,                    AMERICAN
Kansas City, MO 64111                                AMERICAN ITALIAN                      ITALIAN
(1961)                                               PASTA COMPANY                         PASTA COMPANY
--------------------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------------------
William M. Lyons           President      4          Chief Executive         Not           Not
4500 Main Street                                     Officer, ACC            applicable    applicable
Kansas City, MO 64111                                (September 2000
(1955)                                               to present)
                                                     President, ACC
                                                     (June 1997
                                                     to present)
                                                     Chief Operating
                                                     Officer, ACC
                                                     (June 1996 to
                                                     September 2000)
                                                     Also serves as:
                                                     Chief Executive
                                                     Officer and
                                                     President, ACIS,
                                                     ACGIM, ACIM
                                                     and other ACC
                                                     subsidiaries,
                                                     Executive Vice
                                                     President, ACS LLC
                                                     Director, ACC,
                                                     ACGIM, ACIM, ACIS,
                                                     ACS LLC and other
                                                     ACC subsidiaries
--------------------------------------------------------------------------------------------------------

------

                                                                        NUMBER OF
                                                                        PORTFOLIOS
                        POSITION(S)   LENGTH                            IN FUND      OTHER
                        HELD          OF TIME   PRINCIPAL               COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,          WITH          SERVED    OCCUPATION(S)           OVERSEEN     HELD BY
(YEAR OF BIRTH)         FUND          (YEARS)   DURING PAST 5 YEARS     BY DIRECTOR  DIRECTOR
--------------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------------
Robert T. Jackson       Executive     9         Chief Administrative    Not          Not
4500 Main Street        Vice                    Officer, ACC            applicable   applicable
Kansas City, MO 64111   President               (August 1997
(1946)                                          to present)
                                                Chief Financial
                                                Officer, ACC
                                                (May 1995 to
                                                October 2002)
                                                Executive Vice
                                                President, ACC
                                                (May 1995
                                                to present)
                                                Also serves as:
                                                Chief Executive
                                                Officer, Chief
                                                Financial Officer
                                                and President, ACS LLC
                                                Chief Financial
                                                Officer and Executive
                                                Vice President,
                                                ACGIM, ACIM,
                                                ACIS and other
                                                ACC subsidiaries
                                                Treasurer, ACGIM, ACIM,
                                                and other ACC
                                                subsidiaries
                                                Director, ACC and
                                                other ACC subsidiaries
--------------------------------------------------------------------------------------------------
Maryanne Roepke         Senior        4         Assistant Treasurer,    Not          Not
4500 Main Street        Vice                    ACC (January 1995       applicable   applicable
Kansas City, MO 64111   President,              to present)
(1956)                  Treasurer               Also serves as:
                        and Chief               Senior Vice
                        Accounting              President, ACS LLC
                        Officer                 Assistant Treasurer,
                                                ACGIM, ACIM, ACIS,
                                                ACS LLC and other
                                                ACC subsidiaries
--------------------------------------------------------------------------------------------------
David C. Tucker         Senior        4         Vice President, ACC     Not          Not
4500 Main Street        Vice                    (February 2001          applicable   applicable
Kansas City, MO 64111   President               to present)
(1958)                  and                     General Counsel, ACC
                        General                 (June 1998 to present)
                        Counsel                 Also serves as: Senior
                                                Vice President and
                                                General Counsel,
                                                ACGIM, ACIM, ACIS,
                                                ACS LLC and other
                                                ACC subsidiaries
--------------------------------------------------------------------------------------------------
Charles C.S. Park       Vice          4         Chief Compliance        Not          Not
4500 Main Street        President               Officer, ACS LLC,       applicable   applicable
Kansas City, MO 64111   and                     ACIM and ACGIM
(1967)                  Chief         less      (March 2005
                        Compliance    than      to present)
                        Officer       1 year    Vice President,
                                                ACS LLC
                                                (February 2000
                                                to present)
                                                Assistant General
                                                Counsel,  ACS LLC
                                                (January 1998
                                                to March 2005)
--------------------------------------------------------------------------------------------------

------

                                                                     NUMBER OF
                                                                     PORTFOLIOS
                          POSITION(S)  LENGTH                        IN FUND        OTHER
                          HELD         OF TIME  PRINCIPAL            COMPLEX        DIRECTORSHIPS
NAME, ADDRESS,            WITH         SERVED   OCCUPATION(S)        OVERSEEN       HELD BY
(YEAR OF BIRTH)           FUND         (YEARS)  DURING PAST 5 YEARS  BY DIRECTOR    DIRECTOR
-------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------
Robert Leach              Controller   7        Vice President,      Not            Not
4500 Main Street                                ACS LLC              applicable     applicable
Kansas City, MO 64111                           (February 2000
(1966)                                          to present)
                                                Controller-Fund
                                                Accounting, ACS LLC
                                                (June 1997
                                                to present)
-------------------------------------------------------------------------------------------------
Jon Zindel                Tax Officer  7        Vice President, ACC  Not            Not
4500 Main Street                                (October 2001        applicable     applicable
Kansas City, MO 64111                           to present)
(1967)                                          Vice President,
                                                Corporate
                                                Tax, ACS LLC
                                                (April 1998
                                                to present)
                                                Also serves as:
                                                Vice President,
                                                ACGIM, ACIM,
                                                ACIS and other
                                                ACC subsidiaries
-------------------------------------------------------------------------------------------------

On December 23, 1999, American Century Services, LLC (ACS LLC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACS LLC (the Agreement). For its software, ACS LLC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
December 31, 2004, DST received $24,917,209 in fees from ACS LLC. DST's revenue for the calendar year ended December 31, 2004, was approximately $2.43 billion.

Ms. Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement since the provision of the services covered by the Agreement is within the discretion of ACS LLC.
DST was chosen by ACS LLC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS
LLC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms.
Strandjord's role as a director of DST was not considered by ACS LLC; she was not involved in any way with the negotiations between ACS LLC and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms. Strandjord's ability to serve as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

------

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to renew the fund's investment management agreement and any subadvisory agreement. The advisor and, if applicable, subadvisor provides the board with monthly, quarterly, or annual analyses of its performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs (equity funds only);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities).

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory or subadvisory contract, the board examines several factors, but does not identify any particular factor as controlling its decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided, as well as other material facts, such as the investment performance of the fund's assets managed by the advisor or subadvisor and the fair market value of the services provided. To assess these factors, the board compares both the fund's performance and total expense ratio to those of its peers, as reported by independent data gathering services such as Lipper Analytical Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds or an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of similar funds.

In its review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board has reviewed the advisor's methodology used to prepare this financial information. It considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a reasonable profit for the management of each fund.

When considering whether to approve the investment advisory contract for the new
International Stock Fund, the board examined many of the same factors. While profitability of a non-existent fund cannot be measured, the board did consider the entrepreneurial risk that the advisor assumes in launching a new fund. In particular, the board considered the effect of the unified management fee structure and the fact that the total expense ratio of the fund would require the advisor to assume a substantial part of the start-up costs of the fund. The board compared the resulting total expense ratio of the fund against its peers.
The board considered the experience of the portfolio management staff designated to manage the fund. Finally, the board considered the position that the new fund would take in the line up of the American Century family of funds and the benefits to shareholders of existing funds and the new fund of the broadened product offering.

------

Based on its evaluation of all material factors, and assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the investment management agreements between the funds and the advisor, and the subadvisory agreements for the international funds, are (taking into account certain adjustments to the investment advisory fees for the Life
Sciences, Technology and Emerging Markets Funds) fair and reasonable in light of the services provided and should be renewed and in the case of the International
Stock Fund, approved.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                    NUMBER OF
                                                                                    MEETINGS
                                                                                    HELD
                                                                                    DURING
                                                                                    LAST FISCAL
COMMITTEE          MEMBERS                   FUNCTION                               YEAR
-----------------------------------------------------------------------------------------------
Executive          Donald H. Pratt           The Executive Committee performs       0
                   M. Jeannine Strandjord    the functions of the Board of
                   James E. Stowers III      Directors between board meetings,
                                             subject to the limitations on its
                                             power set out in the Maryland
                                             General Corporation Law, and
                                             except for matters required by the
                                             Investment Company Act to be
                                             acted upon by the whole board.
-----------------------------------------------------------------------------------------------
Compliance         Andrea C. Hall, Ph.D.     The Compliance and Shareholder         4
and Shareholder    Thomas A. Brown           Communications Committee
Communications     Gale E. Sayers            reviews the results of the funds'
                   M. Jeannine Strandjord    compliance testing program,
                                             reviews quarterly reports from the
                                             communications advisor to the
                                             board regarding various compliance
                                             matters and monitors the
                                             implementation of the funds' Code
                                             of Ethics, including any violations.
-----------------------------------------------------------------------------------------------
Audit              D.D. (Del) Hock           The Audit Committee approves           4
                   Donald H. Pratt           the engagement of the funds'
                   Timothy S. Webster        independent registered public
                                             accounting firm, recommends
                                             approval of such engagement to
                                             the independent trustees, and
                                             oversees the activities of the funds'
                                             independent registered public
                                             accounting firm. The committee
                                             receives reports from the advisor's
                                             Internal Audit Department, which
                                             is accountable to the committee.
                                             The committee also receives
                                             reporting about compliance
                                             matters affecting the funds.
-----------------------------------------------------------------------------------------------
Governance         Donald H. Pratt           The Governance Committee               1
                   M. Jeannine Strandjord    primarily considers and
                   Thomas A. Brown           recommends individuals for
                                             nomination as directors. The
                                             names of potential director
                                             candidates are drawn from a
                                             number of sources, including
                                             recommendations from members
                                             of the board, management (in
                                             the case of interested directors
                                             only) and shareholders. See
                                             NOMINATIONS OF DIRECTORS below.
                                             This committee also reviews and
                                             makes recommendations to the
                                             board with respect to the
                                             composition of board committees
                                             and other board-related matters,
                                             including its organization, size,
                                             composition, responsibilities,
                                             functions and compensation.
-----------------------------------------------------------------------------------------------
Fund Performance   Timothy S. Webster        The Fund Performance Committee         4
                   Donald H. Pratt           reviews quarterly the investment
                   Thomas A. Brown           activities and strategies used to
                   Andrea C. Hall, Ph.D.     manage fund assets. The
                   D.D. (Del) Hock           committee regularly receives
                   Gale E. Sayers            reports from portfolio managers
                   M. Jeannine Strandjord    and other investment personnel
                                             concerning the funds' investments.
-----------------------------------------------------------------------------------------------

------

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing, among other things, the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

Compensation of Directors

The directors serve as directors for six American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the six investment companies served by this board to each director who is not an interested person as defined in the Investment
Company Act.

------

AGGREGATE DIRECTOR COMPENSATION DURING FISCAL YEAR ENDED NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                           TOTAL COMPENSATION
                                                           FROM THE AMERICAN
                               TOTAL COMPENSATION          CENTURY FAMILY
NAME OF DIRECTOR               FROM THE FUNDS(1)           OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown                $7,612                      $87,701
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.          $7,787                      $89,701
--------------------------------------------------------------------------------
D.D. (Del) Hock                $7,787                      $89,701
--------------------------------------------------------------------------------
Donald H. Pratt                $8,111                      $93,451
--------------------------------------------------------------------------------
Gale E. Sayers                 $7,526                      $86,701
--------------------------------------------------------------------------------
M. Jeannine Strandjord         $7,567                      $87,201
--------------------------------------------------------------------------------
Timothy S. Webster             $7,485                      $86,201
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR ENDED
     NOVEMBER 30, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE SIX INVESTMENT COMPANIES OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     BROWN, $1,290; DR. HALL, $6,547; MR. HOCK, $6,712; MR. PRATT, $1,044; AND
     MR. WEBSTER, $3,226.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2004.

------

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the tables below. Because International Stock was not in operation as of the calendar year end, it is not included in the tables below.

                                                      NAME OF DIRECTORS
-----------------------------------------------------------------------------------------
                                  JAMES E.        JAMES E.       THOMAS A.    ANDREA C.
                                  STOWERS, JR.    STOWERS III    BROWN        HALL, PH.D.
-----------------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Emerging Markets               A               A              C            A
-----------------------------------------------------------------------------------------
   Global Growth                  A               A              B            A
-----------------------------------------------------------------------------------------
   International Discovery        A               E              C            A
-----------------------------------------------------------------------------------------
   International Growth           C               E              C            D
-----------------------------------------------------------------------------------------
   International Opportunities    A               E              A            A
-----------------------------------------------------------------------------------------
   Life Sciences                  A               A              B            A
-----------------------------------------------------------------------------------------
   Technology                     A               A              B            A
-----------------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities
in all Registered Investment
Companies Overseen by
Director in Family of
Investment Companies              E               E              E            E
-----------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                                           NAME OF DIRECTORS
---------------------------------------------------------------------------------------------
                                  D.D. (DEL)   DONALD      GALE E.   M. JEANNINE   TIMOTHY S.
                                  HOCK         H. PRATT    SAYERS    STRANDJORD    WEBSTER
---------------------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Emerging Markets               A            C           A         C             A
---------------------------------------------------------------------------------------------
   Global Growth                  A            A           A         A             A
---------------------------------------------------------------------------------------------
   International Discovery        E            A           A         D             D
---------------------------------------------------------------------------------------------
   International Growth           D            A           A         A             A
---------------------------------------------------------------------------------------------
   International Opportunities    A            A           A         A             A
---------------------------------------------------------------------------------------------
   Life Sciences                  A            A           A         A             A
---------------------------------------------------------------------------------------------
   Technology                     A            C           A         A             A
---------------------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities
in all Registered Investment
Companies Overseen by
Director in Family of
Investment Companies              E            E           D         E             E
---------------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted a code of ethics under Rule 17j-1 of the Investment
Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

------

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM or ACGIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

------

Distribution to the Public

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor's Legal
Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of May 4, 2005, are as follows:

*  American Fidelity Assurance Co.
*  American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callan Associates, Inc.

------

*  Cleary Gull Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC
*  The Guardian Life Insurance & Annuity Company, Inc.
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Insurance Company of America
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  Mutual of America Life Insurance Company
*  National Life Insurance Company
*  Nationwide Financial
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  S&P Financial Communications
*  Scotia McLeod
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company

------

*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.
*  Wells Fargo Bank, N.A.

The types, frequency and timing of disclosure to such parties vary. Full portfolio holdings are provided infrequently. When they are provided, it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly basis as soon as the information is available, usually within one business day.) Top ten holdings and other portfolio characteristics are generally provided on a quarterly basis within 5-20 business days after the quarter end. In some cases, such characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

------

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of June 30, 2005, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds. Because the R
Class of Global Growth was not in operation as of June 30, 2005, it is not included in the chart below.

                                               PERCENTAGE OF   PERCENTAGE OF
                                               OUTSTANDING     OUTSTANDING
                                               SHARES OWNED    SHARES OWNED
FUND/CLASS  SHAREHOLDER                        OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Emerging Markets
--------------------------------------------------------------------------------
  Investor
            Charles Schwab & Co., Inc.         6%              0%
            San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
            JPMorgan Chase Bank Trustee        33%             0%
            Bosch Savings Incentive Plan
            Kansas City, MO

            Bost & Co                          26%             0%
            Eastman Kodak
            Employee Savings and
            Investment Plan
            Pittsburg, PA

            1999 Irrevocable US Annuity        20%             0%
            & Gift Trust
            St. Louis, MO

            Trustees of American Century P/S   10%             10%
            & 401(k) Savings Plan & Trust
            Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
            Charles Schwab & Co., Inc.         38%             0%
            San Francisco, CA

            National Financial Services LLC    10%             0%
            New York, NY
--------------------------------------------------------------------------------
  C
            Mobank & Company                   58%             0%
            Monroe, MI
--------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------
  Investor
            Charles Schwab & Co., Inc.         6%              0%
            San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
            Trustees of American Century P/S   70%             70%
            & 401(k) Savings Plan & Trust
            Kansas City, MO

            UMB TR American Century            18%             18%
            Services Corp.
            Stock Option Surrender
            Plan TR
            Kansas City, MO
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                               PERCENTAGE OF   PERCENTAGE OF
                                               OUTSTANDING     OUTSTANDING
                                               SHARES OWNED    SHARES OWNED
FUND/CLASS  SHAREHOLDER                        OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------
  Institutional
            UMB TR American                    9%              9%
            Century Executive
            Deferred Compensation
            Plan Trust
            Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
            Charles Schwab & Co., Inc.         31%             0%
            San Francisco, CA

            National Financial Services LLC    16%             0%
            New York, NY

            Morris & Co.                       7%              0%
            South Bend, IN
--------------------------------------------------------------------------------
  C
            American Enterprise                30%             0%
            Investment Svcs
            Minneapolis, MN

            First Clearing LLC                 20%             0%
            Judith Francis Hudson
            IRA Account
            Glen Allen, VA

            Pershing LLC                       8%              0%
            Jersey City, NJ

            MCB Trust Services Cust            8%              0%
            FBO Appalachian
            Funeral Home Inc.
            Denver, CO
--------------------------------------------------------------------------------
International Discovery
--------------------------------------------------------------------------------
  Investor
            Charles Schwab & Co., Inc.         14%             0%
            San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
            JPMorgan Chase Bank Trustee        55%             0%
            401(k) Savings Plan
            of JP Morgan
            Chase & Co. Trust
            Brooklyn, NY

            Trustees of American Century P/S   14%             14%
            & 401(k) Savings Plan & Trust
            Kansas City, MO

            US Bank NA, TR                     9%              0%
            Ceridian Corporation
            Master Trust
            Milwaukee, WI
--------------------------------------------------------------------------------
  Advisor
            Arrowhead Trust, Inc.              53%             0%
            San Bernardino, CA

            La Salle Bank National             47%             0%
            Association
            Chicago, IL
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                               PERCENTAGE OF   PERCENTAGE OF
                                               OUTSTANDING     OUTSTANDING
                                               SHARES OWNED    SHARES OWNED
FUND/CLASS  SHAREHOLDER                        OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------
  Investor
            Charles Schwab & Co., Inc.         10%             0%
            San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
            JPMorgan Chase Bank, Trustee       21%             0%
            Bosch Savings Incentive Plan
            Kansas City, MO

            JPMorgan Chase Bank Trustee        12%             0%
            Employees Ret Plan of Bose Corp.
            (JP Morgan Chase Bank) Trust
            New York, NY

            The Chase Manhattan                7%              0%
            Bank NA TR
            Huntsman Corp Salary
            Deferral Plan & Trust
            New York, NY

            Chase Manhattan                    6%              0%
            Bank NA TTEE
            The Reynolds and
            Reynolds Co 401k
            Savings Plan Trust
            New York, NY
--------------------------------------------------------------------------------
  A
            Charles Schwab & Co., Inc.         74%             0%
            San Francisco, CA
--------------------------------------------------------------------------------
  B
            American Enterprise                7%              0%
            Investment Svcs
            Minneapolis, MN
--------------------------------------------------------------------------------
  C
            M L P F & S Inc.                   13%             0%
            Jacksonville, FL
--------------------------------------------------------------------------------
  R
            ING Life Insurance and             53%             0%
            Annuity Co
            Hartford, CT

            Symetra Investment Services        39%             0%
            Seattle, WA
--------------------------------------------------------------------------------
  Advisor
            State Street Bank                  17%             0%
            FBO ADP Daily Val
            North Quincy, MA

            Wells Fargo Bank NA                12%             0%
            FBO FNF 401k
            American Cent Intl Growth
            Minneapolis, MN

            Nationwide Insurance               10%             0%
            Company QPVA
            Columbus, OH

            Nationwide Trust Company FSB       7%              0%
            Columbus, OH
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                                  PERCENTAGE OF   PERCENTAGE OF
                                                  OUTSTANDING     OUTSTANDING
                                                  SHARES OWNED    SHARES OWNED
FUND/CLASS        SHAREHOLDER                     OF RECORD       BENEFICIALLY(1)
---------------------------------------------------------------------------------
International Opportunities
---------------------------------------------------------------------------------
  Investor
                  Charles Schwab & Co., Inc.      27%             0%
                  San Francisco, CA
---------------------------------------------------------------------------------
  Institutional
                  American Century Investment     100%            100%
                  Management, Inc.
                  Kansas City, Missouri
---------------------------------------------------------------------------------
International Stock
---------------------------------------------------------------------------------
  Investor Class
                  American Century Investment     19%             19%
                  Management, Inc.
                  Kansas City, Missouri
---------------------------------------------------------------------------------
Life Sciences
---------------------------------------------------------------------------------
  Investor
                  Charles Schwab & Co., Inc.      11%             0%
                  San Francisco, CA
---------------------------------------------------------------------------------
  Institutional
                  Trustees of American Century    81%             81%
                  P/S & 401K Savings
                  Plan & Trust
                  Kansas City, MO

                  UMB TR American Century         8%              0%
                  Executive Deferred
                  Compensation Plan & Trust
                  Kansas City, MO

                  UMB TR American Century         6%              6%
                  Services Corp
                  Stock Option Surrender
                  Plan Trust
                  Kansas City, MO
---------------------------------------------------------------------------------
  Advisor
                  MCB Trust Services Trustee      27%             0%
                  LiquidHub, Inc.
                  Denver, CO

                  Symetra Investment Services     27%             0%
                  Seattle, WA

                  AG Edwards & Sons Cust FBO      11%             27%
                  Edward Hipala Sr Deed FBO
                  Edward Hipala Jr
                  Waterford, CT

                  A.G. Edwards & Sons Inc. Cust   7%              0%
                  FBO Jack Gregg Gibson
                  IRA Account
                  St. Louis, MO

                  UMBSC & CO                      7%              0%
                  FBO Ronald Kufahl IRA
                  Kansas City, MO
---------------------------------------------------------------------------------
  C
                  American Century Investment     50%             50%
                  Management, Inc.
                  Kansas City, MO

                  American Enterprise             33%             0%
                  Investment Svcs
                  Minneapolis, MN

                  Legg Mason Wood Walker, Inc.    17%             0%
                  Baltimore, MD
---------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                               PERCENTAGE OF   PERCENTAGE OF
                                               OUTSTANDING     OUTSTANDING
                                               SHARES OWNED    SHARES OWNED
FUND/CLASS  SHAREHOLDER                        OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Technology
--------------------------------------------------------------------------------
  Investor
            Charles Schwab & Co., Inc.         7%              0%
            San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
            Trustees of American Century       80%             80%
            P/S & 401K
            Savings Plan & Trust
            Kansas City, MO

            UMB TR American Century            10%             10%
            Executive Deferred
            Compensation Plan Trust
            Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
            MCB Trust Services                 45%             0%
            Cust FBO Gibbs M. Smith Inc.
            401k P/S Plan
            Denver, CO

            Morgan Stanley DW Inc. Custodian   35%             0%
            For Harry J. Doughtery
            New York, NY

            MCB Trust Services                 9%              0%
            Cust Tec Services
            Consulting Inc.
            Denver, CO
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century World Mutual Funds, Inc. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of June 30, 2005, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACGIM, ACIM, ACS LLC and ACIS are wholly owned, directly or indirectly, by ACC.
James E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

------

INVESTMENT ADVISOR

American Century Global Investment Management, Inc. (ACGIM) serves as the investment advisor for each of the funds except Technology. American Century
Investment Management, Inc. (ACIM) serves as the investment advisor for
Technology. A description of the responsibilities of the advisor (ACGIM or ACIM)
appears in each prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated on the tables below. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rates for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

FUND                   CLASS                    PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Emerging               Investor and C           1.85% of first $250 million
Markets                                         1.75% of the next $250 million
                                                1.50% of the next $500 million
                                                1.25% over $1 billion
                       ---------------------------------------------------------
                       Institutional            1.65% of first $250 million
                                                1.55% of the next $250 million
                                                1.30% of the next $500 million
                                                1.05% over $1 billion
                       ---------------------------------------------------------
                       Advisor                  1.60% of first $250 million
                                                1.50% of the next $250 million
                                                1.25% of the next $500 million
                                                1.00% over $1 billion
--------------------------------------------------------------------------------
Global                 Investor, C and R        1.30% of first $1 billion
Growth                                          1.15% of the next $1 billion
                                                1.05% over $2 billion
                       ---------------------------------------------------------
                       Institutional            1.10% of first $1 billion
                                                0.95% of the next $1 billion
                                                0.85% over $2 billion
                       ---------------------------------------------------------
                       Advisor                  1.05% of first $1 billion
                                                0.90% of the next $1 billion
                                                0.80% over $2 billion
--------------------------------------------------------------------------------
International          Investor                 1.75% of first $500 million
Discovery                                       1.40% of the next $500 million
                                                1.20% over $1 billion
                       ---------------------------------------------------------
                       Institutional            1.55% of first $500 million
                                                1.20% of the next $500 million
                                                1.00% over $1 billion
                       ---------------------------------------------------------
                       Advisor                  1.50% of first $500 million
                                                1.15% of the next $500 million
                                                0.95% over $1 billion
--------------------------------------------------------------------------------

------

FUND                CLASS                       PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
International       Investor, A, B, C and R     1.50% of first $1 billion
Growth                                          1.20% of the next $1 billion
                                                1.10% over $2 billion
                    ------------------------------------------------------------
                    Institutional               1.30% of first $1 billion
                                                1.00% of the next $1 billion
                                                0.90% over $2 billion
                    ------------------------------------------------------------
                    Advisor                     1.25% of first $1 billion
                                                0.95% of the next $1 billion
                                                0.85% over $2 billion
--------------------------------------------------------------------------------
International       Investor                    2.00% of first $250 million
Opportunities                                   1.80% of the next $250 million
                                                1.60% over $500 million
                    ------------------------------------------------------------
                    Institutional               1.80% of first $250 million
                                                1.60% of the next $250 million
                                                1.40% over $500 million
--------------------------------------------------------------------------------
International       Investor                    1.50% of first $1 billion
Stock                                           1.20% of the next $1 billion
                                                1.10% over $2 billion
--------------------------------------------------------------------------------
Life Sciences       Investor and C              1.50% of first $250 million
                                                1.40% of the next $250 million
                                                1.30% of the next $250 million
                                                1.20% over $750 million
                    ------------------------------------------------------------
                    Institutional               1.30% of first $250 million
                                                1.20% of the next $250 million
                                                1.10% of the next $250 million
                                                1.00% over $750 million
                    ------------------------------------------------------------
                    Advisor                     1.25% of first $250 million
                                                1.15% of the next $250 million
                                                1.05% of the next $250 million
                                                0.95% over $750 million
--------------------------------------------------------------------------------
Technology          Investor                    1.50% of first $250 million
                                                1.40% of the next $250 million
                                                1.30% of the next $250 million
                                                1.20% over $750 million
                    ------------------------------------------------------------
                    Institutional               1.30% of first $250 million
                                                1.20% of the next $250 million
                                                1.10% of the next $250 million
                                                1.00% over $750 million
                    ------------------------------------------------------------
                    Advisor                     1.25% of first $250 million
                                                1.15% of the next $250 million
                                                1.05% of the next $250 million
                                                0.95% over $750 million
--------------------------------------------------------------------------------

------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended November 30, 2004, 2003 and 2002, are indicated in the following table.
Because International Stock was not in operation as of the fiscal year end, it is not included in the table below. As a new class, information regarding the R
Class of Global Growth was not available as of the fiscal year end.

------

UNIFIED MANAGEMENT FEES
FUND/CLASS                     2004               2003               2002
--------------------------------------------------------------------------------
Emerging Markets
  Investor                     $2,539,382         $1,576,170         $1,983,488
--------------------------------------------------------------------------------
  Institutional                $1,509,273         $662,797           $353,006
--------------------------------------------------------------------------------
  C                            $8,742             $3,663             $675(1)
--------------------------------------------------------------------------------
  Advisor                      $18,451            $11,042            $22,870
--------------------------------------------------------------------------------
Global Growth
  Investor                     $3,567,134         $2,858,429         $3,187,939
--------------------------------------------------------------------------------
  Institutional                $74,919            $63,636            $39,684
--------------------------------------------------------------------------------
  C                            $1,254             $452               $202(2)
--------------------------------------------------------------------------------
  Advisor                      $17,450            $9,149             $6,611
--------------------------------------------------------------------------------
International Discovery
  Investor                     $15,998,715        $13,502,397        $14,754,334
--------------------------------------------------------------------------------
  Institutional                $2,100,036         $1,858,723         $2,256,919
--------------------------------------------------------------------------------
  Advisor                      $2,250             $1,716             $2,938
--------------------------------------------------------------------------------
International Growth
  Investor                     $30,307,265        $29,726,052        $36,212,774
--------------------------------------------------------------------------------
  Institutional                $3,205,841         $3,036,472         $3,208,175
--------------------------------------------------------------------------------
  A                            $146,226           $31,435(3)         N/A
--------------------------------------------------------------------------------
  B                            $11,227            $2,182(4)          N/A
--------------------------------------------------------------------------------
  C                            $45,064            $15,198            $8,983
--------------------------------------------------------------------------------
  R                            $3,431             $8(5)              N/A
--------------------------------------------------------------------------------
  Advisor                      $2,584,027         $2,149,266         $2,067,549
--------------------------------------------------------------------------------
International Opportunities
  Investor                     $2,578,521         $724,851           $342,956
--------------------------------------------------------------------------------
  Institutional                $173,992           $97,492(6)         N/A
--------------------------------------------------------------------------------
Life Sciences
  Investor                     $2,451,463         $2,236,798         $2,897,187
--------------------------------------------------------------------------------
  Institutional                $52,327            $51,942            $51,125
--------------------------------------------------------------------------------
  C                            $255               $120               $89
--------------------------------------------------------------------------------
  Advisor                      $1,065             $435               $281
--------------------------------------------------------------------------------
Technology
  Investor                     $2,735,839         $2,166,238         $2,150,160
--------------------------------------------------------------------------------
  Institutional                $111,706           $118,561           $112,155
--------------------------------------------------------------------------------
  Advisor                      $604               $336               $244
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS DECEMBER 18, 2001.

(2)  THE INCEPTION DATE FOR THE C CLASS IS MARCH 1, 2002.

(3)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(4)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

(5)  THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003.

(6)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JANUARY 9, 2003.

------

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
                                                                                    OTHER ACCOUNTS
                                       REGISTERED INVESTMENT   OTHER POOLED         (E.G., SEPARATE
                                       COMPANIES (E.G., OTHER  INVESTMENT VEHICLES  ACCOUNTS AND
                                       AMERICAN CENTURY        (E.G., COMMINGLED    CORPORATE ACCOUNTS,
                                       FUNDS AND AMERICAN      TRUSTS AND 529       INCLUDING INCUBATION
                                       CENTURY - SUBADVISED    EDUCATION SAVINGS    STRATEGIES AND
                                       FUNDS)                  PLANS)               CORPORATE MONEY)
--------------------------------------------------------------------------------------------------------
EMERGING MARKETS
--------------------------------------------------------------------------------------------------------
Michael            Number of Other     2                       0                    0
Donnelly           Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     $2,605,905,558          N/A                  N/A
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
Raymond            Number of Other     2                       0                    0
Kong               Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     $2,605,905,558          N/A                  N/A
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
GLOBAL GROWTH
--------------------------------------------------------------------------------------------------------
Matthew            Number of Other     0                       0                    1
Hudson             Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     N/A                     N/A                  $1,123,011
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
Trevor Gurwich     Number of Other     0                       0                    0
                   Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     N/A                     N/A                  N/A
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
--------------------------------------------------------------------------------------------------------
Mark Kopinski      Number of Other     0                       0                    3
                   Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     N/A                     N/A                  $181,765,621
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
Brian Brady        Number of Other     0                       0                    3
                   Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     N/A                     N/A                  $181,765,621
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------
Michael            Number of Other     9                       1                    1
Perelstein         Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     $5,200,088,592          $58,342,817          $166,976,548
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
Keith              Number of Other     9                       1                    1
Creveling          Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     $5,200,088,592          $58,342,817          $166,976,548
                   Accounts Managed
--------------------------------------------------------------------------------------------------------

------

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
                                                                                    OTHER ACCOUNTS
                                       REGISTERED INVESTMENT   OTHER POOLED         (E.G., SEPARATE
                                       COMPANIES (E.G., OTHER  INVESTMENT VEHICLES  ACCOUNTS AND
                                       AMERICAN CENTURY        (E.G., COMMINGLED    CORPORATE ACCOUNTS,
                                       FUNDS AND AMERICAN      TRUSTS AND 529       INCLUDING INCUBATION
                                       CENTURY - SUBADVISED    EDUCATION SAVINGS    STRATEGIES AND
                                       FUNDS)                  PLANS)               CORPORATE MONEY)
--------------------------------------------------------------------------------------------------------
INTERNATIONALOPPORTUNITIES
--------------------------------------------------------------------------------------------------------
Federico           Number of Other     1                       0                    3
Laffan             Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     $141,980,236            N/A                  $124,576,958
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK(1)
--------------------------------------------------------------------------------------------------------
Michael            Number of Other     10                      1                    1
Perelstein         Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     $8,186,185,056          $58,342,817          $166,976,548
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
Keith              Number of Other     10                      1                    1
Creveling          Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     $8,186,185,056          $58,342,817          $166,976,548
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
LIFE SCIENCES
--------------------------------------------------------------------------------------------------------
Arnold             Number of Other     0                       0                    0
Douville           Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     N/A                     N/A                  N/A
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
Christy Turner     Number of Other     0                       0                    0
                   Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     N/A                     N/A                  N/A
                   Accounts Managed
--------------------------------------------------------------------------------------------------------
TECHNOLOGY
--------------------------------------------------------------------------------------------------------
Tom Telford        Number of Other     0                       0                    0
                   Accounts Managed
                   -------------------------------------------------------------------------------------
                   Assets in Other     N/A                     N/A                  N/A
                   Accounts Managed
--------------------------------------------------------------------------------------------------------

(1)  THE FUND'S INCEPTION DATE IS MARCH 31, 2005. THE INFORMATION IS
     PRESENTED AS IF THE FUND HAD BEEN IN OPERATION AS OF NOVEMBER 30, 2004.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy.
Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

------

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer

------

groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. ("ACC"), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

------

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of November 30, 2004, the fund's most recent fiscal year end. As a new fund, International Stock is not included in the chart below.

OWNERSHIP OF SECURITIES
                                                   AGGREGATE DOLLAR RANGE
                                                   OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Emerging Markets
         Michael Donnelly                          C
--------------------------------------------------------------------------------
         Raymond Kong                              A
--------------------------------------------------------------------------------
Global Growth
         Matthew Hudson                            E
--------------------------------------------------------------------------------
         Trevor Gurwich                            C
--------------------------------------------------------------------------------
International Discovery(1)
         Mark Kopinski                             F
--------------------------------------------------------------------------------
         Brian Brady                               D
--------------------------------------------------------------------------------
International Opportunities(2)
         Federico Laffan                           A
--------------------------------------------------------------------------------
International Growth
         Michael Perelstein                        C
--------------------------------------------------------------------------------
         Keith Creveling                           C
--------------------------------------------------------------------------------
Life Sciences
         Arnold Douville                           C
--------------------------------------------------------------------------------
         Christy Turner                            C
--------------------------------------------------------------------------------
Technology
         Tom Telford                               E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO NEW
     INVESTORS.

(2)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO OTHER
     INVESTMENTS.

SUBADVISOR

The investment management agreements provide that the advisor may delegate certain responsibilities under the agreements to a subadvisor. Currently,
American Century Investment Management, Inc. (ACIM) serves as subadvisor for the cash portion of each fund (except Technology) under a subadvisory agreement between American Century Global Investment Management, Inc. (ACGIM) and ACIM
dated January 1, 2005. The subadvisory

------

agreement continues for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by ACIM, ACGIM, the Board of Directors, or a majority of the fund's outstanding votes and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and ACGIM.

The subadvisory agreement provides that ACIM will make investment decisions for the funds (except Technology) in accordance with the funds' investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from ACGIM from time to time. For these services,
ACGIM will pay ACIM a monthly fee at an annual rate of 0.45% of the cash portion of each fund's (except Technology's) average daily net assets.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the discussion under the caption INVESTMENT
ADVISOR on page 38.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR on page 38. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

------

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP and an affiliate provide services including:

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. ACGIM, for the cash portion of the funds it manages, has delegated responsibility for selecting brokers to execute portfolio transactions to ACIM under the terms of the investment subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor or subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended November 30, 2004, 2003 and 2002, the brokerage commissions of each fund is listed below. Because International Stock was not in operation as of the fiscal year end, it is not included in the table below.

------

FUND                     2004                 2003                 2002
--------------------------------------------------------------------------------
Emerging                 $2,610,100           $2,063,281           $3,040,810
Markets
--------------------------------------------------------------------------------
Global                   $586,362             $814,946             $1,831,436
Growth
--------------------------------------------------------------------------------
International            $10,049,347          $9,263,736           $10,287,829
Discovery
--------------------------------------------------------------------------------
International            $12,050,055          $15,644,627          $24,621,894
Growth
--------------------------------------------------------------------------------
International            $917,236(1)          $548,093             $251,581
Opportunities
--------------------------------------------------------------------------------
Life Sciences            $420,107             $281,357             $616,359
--------------------------------------------------------------------------------
Technology               $853,680             $751,753             $639,974
--------------------------------------------------------------------------------

(1)  The increase in brokerage  commissions  paid by the fund for the year ended
     November 30, 2004 is a result of an increase in securities purchased by the fund due to a substantial inflow of assets into the fund.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies:

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                  BROKER, DEALER OR PARENT              NOVEMBER 30, 2004
--------------------------------------------------------------------------------
Global Growth         American Express Co.                  $3,910,842
                      ----------------------------------------------------------
                      Citigroup Inc.                        $2,870,713
                      ----------------------------------------------------------
                      Goldman Sachs Group, Inc. (The)       $1,531,591
                       ---------------------------------------------------------
                      UBS AG                                $3,186,280
                      ----------------------------------------------------------
                      Wachovia Corp.                        $3,260,250
--------------------------------------------------------------------------------
International         UBS AG                                $48,561,715
Growth
--------------------------------------------------------------------------------

------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C and R
Classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

------

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the plans.
Continuance of the plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the A Class Plan was: International Growth, $29,272.

------

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

------

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the B Class
Plan was: International Growth, $8,993.

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

------

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the C Class
Plan were:

      Emerging Markets            $4,370
      Global Growth                 $965
      International Growth        $36,127
      Life Sciences                 $169

------

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

------

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the R Class Plan was: International Growth, $1,375.

Because the R Class of Global Growth was not in operation as of the fiscal year end, no fees were paid under the R Class plan.

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

------

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50%
annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the Advisor Class Plan were:

------

        Emerging Markets                  $5,272
        Global Growth                     $8,310
        International Discovery             $906
        International Growth          $1,292,410
        Life Sciences                       $426
        Technology                          $242

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but are not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended November 30, 2004, the amount of fees paid under the Advisor Class Plan for shareholder services were:

        Emerging Markets              $2,636
        Global Growth                 $4,155
        International Discovery         $453
        International Growth        $646,205
        Life Sciences                   $213
        Technology                      $121

------

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to Selling Agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended November 30, 2004, the amount of fees paid under the Advisor Class Plan for distribution services were:

        Emerging Markets              $2,636
        Global Growth                 $4,155
        International Discovery         $453
        International Growth        $646,205
        Life Sciences                   $213
        Technology                      $121

------

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled CHOOSING A
SHARE CLASS. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific charges and when they apply are described in the relevant prospectuses.
The  CDSC  may be  waived  for  certain  redemptions  by some  shareholders,  as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

No CDSCs were paid to the  distributor for the A Class and B Class shares in the fiscal year ended November 30, 2004, for International Growth.

The  aggregate  CDSCs paid to the  distributor  for C Class shares in the fiscal year ended November 30, 2004, were:

        Emerging Markets            $536.56
        Global Growth                    $0
        International Growth       $1,511.72
        Life Sciences                 $70.26

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

------

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
Less than $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
> $10,000,000                                                  0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 13 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5.75%) = $5.31.

------

Each fund's net asset value (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the New
York Stock Exchange, if that is earlier. That value is then converted to U.S.
dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds' portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

------

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days. Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the funds. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

------

As of November 30, 2004, the funds in the table below had the following capital loss carryover, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND              2008            2009             2010             2011
--------------------------------------------------------------------------------
Emerging           -                -                -                -
Markets
--------------------------------------------------------------------------------
Global             -          ($54,462,271)    ($28,716,613)      ($459,455)
Growth
--------------------------------------------------------------------------------
International      -                -                -                -
Discovery
--------------------------------------------------------------------------------
International      -         ($522,319,233)   ($637,150,427)   ($57,765,728)
Growth
--------------------------------------------------------------------------------
International      -                -                -                -
Opportunities
--------------------------------------------------------------------------------
Life Sciences      -           ($9,534,587)    ($31,726,839)          -
--------------------------------------------------------------------------------
Technology   ($8,399,280)    ($188,675,022)    ($52,734,829)          -
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements have been audited by Deloitte & Touche LLP. The funds'
Report of Independent Registered Public Accounting Firm and the financial statements included in the funds' annual reports for the fiscal year ended
November 30, 2004, and the unaudited financial statements included in the funds'
semiannual reports for the six-month period ended May 31, 2005, are incorporated herein by reference.

------

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses and in this SAI, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectuses.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA                        This is the highest rating assigned by S&P to
                           a debt obligation. It indicates an extremely
                           strong capacity to pay interest and repay
                           principal.
--------------------------------------------------------------------------------
AA                         Debt rated in this category is considered to
                           have a very strong capacity to pay interest and
                           repay principal. It differs from the highest-rated
                           obligations only in small degree.
--------------------------------------------------------------------------------
A                          Debt rated A has a strong capacity to pay
                           interest and repay principal, although it is
                           somewhat more susceptible to the adverse
                           effects of changes in circumstances and
                           economic conditions than debt in higher-rated
                           categories.
--------------------------------------------------------------------------------
BBB                        Debt rated in this category is regarded as having
                           an adequate capacity to pay interest and repay
                           principal. While it normally exhibits adequate
                           protection parameters, adverse economic
                           conditions or changing circumstances are more
                           likely to lead to a weakened capacity to pay
                           interest and repay principal for debt in this
                           category than in higher-rated categories. Debt
                           rated below BBB is regarded as having
                           significant speculative characteristics.
--------------------------------------------------------------------------------
BB                         Debt rated in this category has less near-term
                           vulnerability to default than other speculative
                           issues. However, it faces major ongoing
                           uncertainties or exposure to adverse business,
                           financial, or economic conditions that could
                           lead to inadequate capacity to meet timely
                           interest and principal payments. The BB rating
                           also is used for debt subordinated to senior
                           debt that is assigned an actual or implied BBB
                           rating.
--------------------------------------------------------------------------------
B                          Debt rated in this category is more vulnerable to
                           nonpayment than obligations rated BB, but
                           currently has the capacity to pay interest and
                           repay principal. Adverse business, financial, or
                           economic conditions will likely impair the
                           obligor's capacity or willingness to pay interest
                           and repay principal.
--------------------------------------------------------------------------------
CCC                        Debt rated in this category is currently vulnerable
                           to nonpayment and is dependent upon favorable
                           business, financial, and economic conditions to
                           meet timely payment of interest and repayment
                           of principal. In the event of adverse business,
                           financial, or economic conditions, it is not likely
                           to have the capacity to pay interest and repay
                           principal. The CCC rating category is also used
                           for debt subordinated to senior debt that is
                           assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC                         Debt rated in this category is currently highly
                           vulnerable to nonpayment. This rating category
                           is also applied to debt subordinated to senior
                           debt that is assigned an actual or implied CCC
                           rating.
--------------------------------------------------------------------------------
C                          The rating C typically is applied to debt
                           subordinated to senior debt, and is currently
                           highly vulnerable to nonpayment of interest and
                           principal. This rating may be used to cover a
                           situation where a bankruptcy petition has been
                           filed or similar action taken, but debt service
                           payments are being continued.
--------------------------------------------------------------------------------
D                          Debt rated in this category is in default. This
                           rating is used when interest payments or
                           principal repayments are not made on the date
                           due even if the applicable grace period has not
                           expired, unless S&P believes that such payments
                           will be made during such grace period. It also
                           will be used upon the filing of a bankruptcy
                           petition or the taking of a similar action if debt
                           service payments are jeopardized.
--------------------------------------------------------------------------------

------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                 This is the highest rating assigned by Moody's to a
                    debt obligation. It indicates an extremely strong
                    capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                  Debt rated in this category is considered to have a very
                    strong capacity to pay interest and repay principal and
                    differs from Aaa issues only in a small degree. Together
                    with Aaa debt, it comprises what are generally known
                    as high-grade bonds.
--------------------------------------------------------------------------------
A                   Debt rated in this category possesses many favorable
                    investment attributes and is to be considered as
                    upper-medium-grade debt. Although capacity to pay
                    interest and repay principal are considered adequate,
                    it is somewhat more susceptible to the adverse effects
                    of changes in circumstances and economic conditions
                    than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa                 Debt rated in this category is considered as
                    medium-grade debt having an adequate capacity to
                    pay interest and repay principal. While it normally
                    exhibits adequate protection parameters, adverse
                    economic conditions or changing circumstances are
                    more likely to lead to a weakened capacity to pay
                    interest and repay principal for debt in this category
                    than in higher-rated categories. Debt rated below Baa
                    is regarded as having significant speculative
                    characteristics.
--------------------------------------------------------------------------------
Ba                  Debt rated Ba has less near-term vulnerability to default
                    than other speculative issues. However, it faces major
                    ongoing uncertainties or exposure to adverse business,
                    financial or economic conditions that could lead to
                    inadequate capacity to meet timely interest and principal
                    payments. Often the protection of interest and principal
                    payments may be very moderate.
--------------------------------------------------------------------------------
B                   Debt rated B has a greater vulnerability to default, but
                    currently has the capacity to meet financial
                    commitments. Assurance of interest and principal
                    payments or of maintenance of other terms of the
                    contract over any long period of time may be small.
                    The B rating category is also used for debt subordinated
                    to senior debt that is assigned an actual or implied Ba
                    or Ba3 rating.
--------------------------------------------------------------------------------
Caa                 Debt rated Caa is of poor standing, has a currently
                    identifiable vulnerability to default, and is dependent
                    upon favorable business, financial and economic
                    conditions to meet timely payment of interest and
                    repayment of principal. In the event of adverse business,
                    financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such
                    issues may be in default or there may be present
                    elements of danger with respect to principal or interest.
                    The Caa rating is also used for debt subordinated to
                    senior debt that is assigned an actual or implied B or
                    B3 rating.
--------------------------------------------------------------------------------
Ca                  Debt rated in this category represent obligations that
                    are speculative in a high degree. Such debt is often in
                    default or has other marked shortcomings.
--------------------------------------------------------------------------------
C                   This is the lowest rating assigned by Moody's, and
                    debt rated C can be regarded as having extremely
                    poor prospects of attaining investment standing.
--------------------------------------------------------------------------------
FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA                 Debt rated in this category has the lowest expectation
                    of credit risk. Capacity for timely payment of financial
                    commitments is exceptionally strong and highly unlikely
                    to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA                  Debt rated in this category has a very low expectation
                    of credit risk. Capacity for timely payment of financial
                    commitments is very strong and not significantly
                    vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                   Debt rated in this category has a low expectation of
                    credit risk. Capacity for timely payment of financial
                    commitments is strong, but may be more vulnerable to
                    changes in circumstances or in economic conditions
                    than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                 Debt rated in this category currently has a low
                    expectation of credit risk and an adequate capacity
                    for timely payment of financial commitments. However,
                    adverse changes in circumstances and in economic
                    conditions are more likely to impair this capacity. This
                    is the lowest investment grade category.
--------------------------------------------------------------------------------

------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
BB                         Debt rated in this category has a possibility of
                           developing credit risk, particularly as the result
                           of adverse economic change over time.
                           However, business or financial alternatives may
                           be available to allow financial commitments to
                           be met. Securities rated in this category are
                           not investment grade.
--------------------------------------------------------------------------------
B                          Debt rated in this category has significant credit
                           risk, but a limited margin of safety remains.
                           Financial commitments currently are being
                           met, but capacity for continued debt service
                           payments is contingent upon a sustained,
                           favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C                 Debt rated in these categories has a real
                           possibility for default. Capacity for meeting
                           financial commitments depends solely upon
                           sustained, favorable business or economic
                           developments. A CC rating indicates that
                           default of some kind appears probable; a C
                           rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D                 The ratings of obligations in these categories
                           are based on their prospects for achieving
                           partial or full recovery in a reorganization or
                           liquidation of the obligor. While expected
                           recovery values are highly speculative and
                           cannot be estimated with any precision, the
                           following serve as general guidelines. DDD
                           obligations have the highest potential for
                           recovery, around 90%-100% of outstanding
                           amounts and accrued interest. DD indicates
                           potential recoveries in the range of 50%-90%
                           and D the lowest recovery potential, i.e., below
                           50%.

                           Entities rated in these categories have defaulted
                           on some or all of their obligations. Entities rated
                           DDD have the highest prospect for resumption
                           of performance or continued operation with or
                           without a formal reorganization process. Entities
                           rated DD and D are generally undergoing a
                           formal reorganization or liquidation process;
                           those rated DD are likely to satisfy a higher
                           portion of their outstanding obligations, while
                           entities rated D have a poor prospect of
                           repaying all obligations.
--------------------------------------------------------------------------------

------

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P             MOODY'S               DESCRIPTION
--------------------------------------------------------------------------------
A-1             Prime-1               This indicates that the degree of safety
                (P-1)                 regarding timely payment is strong.
                                      Standard & Poor's rates those issues
                                      determined to possess extremely
                                      strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2             Prime-2               Capacity for timely payment on
                (P-2)                 commercial paper is satisfactory,
                                      but the relative degree of safety
                                      is not as high as for issues
                                      designated A-1. Earnings trends
                                      and coverage ratios, while
                                      sound, will be more subject
                                      to variation. Capitalization
                                      characteristics, while still
                                      appropriated, may be more
                                      affected by external conditions.
                                      Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3             Prime-3               Satisfactory capacity for timely
                (P-3)                 repayment. Issues that carry this
                                      rating are somewhat more
                                      vulnerable to the adverse changes
                                      in circumstances than obligations
                                      carrying the higher designations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

NOTE RATINGS
--------------------------------------------------------------------------------
S&P               MOODY'S                    DESCRIPTION
--------------------------------------------------------------------------------
SP-1              MIG-1; VMIG-1              Notes are of the highest quality
                                             enjoying strong protection from
                                             established cash flows of funds
                                             for their servicing or from
                                             established and broad-based
                                             access to the market for
                                             refinancing, or both.
--------------------------------------------------------------------------------
SP-2              MIG-2; VMIG-2              Notes are of high quality, with
                                             margins of protection ample,
                                             although not so large as in the
                                             preceding group.
--------------------------------------------------------------------------------
SP-3              MIG-3; VMIG-3              Notes are of favorable quality,
                                             with all security elements
                                             accounted for, but lacking the
                                             undeniable strength of the
                                             preceding grades. Market
                                             access for refinancing, in
                                             particular, is likely to be less
                                             well established.
--------------------------------------------------------------------------------
SP-4              MIG-4; VMIG-4              Notes are of adequate quality,
                                             carrying specific risk but having
                                             protection and not distinctly or
                                             predominantly speculative.
--------------------------------------------------------------------------------

------

NOTES

------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR SERVICES REPRESENTATIVE
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

0507
SH-SAI-43937

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of  Incorporation  of Twentieth  Century World Investors,
Inc.,  dated  December  27,  1990  (filed   electronically  as  Exhibit  B1a  to
Post-Effective  Amendment No. 6 to the Registration  Statement of the Registrant
on March 29, 1996, File No. 33-39242, and incorporated herein by reference).

          (2) Articles of Amendment of Twentieth Century World Investors,  Inc.,
dated  August 10, 1993 (filed  electronically  as Exhibit B1b to  Post-Effective
Amendment  No. 9 to the  Registration  Statement of the  Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (3) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated November 8, 1993 (filed  electronically  as Exhibit B1b to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (4) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated  April 24,  1995 (filed  electronically  as Exhibit B1c to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (5) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated  March 11,  1996 (filed  electronically  as Exhibit B1d to  Post-Effective
Amendment  No. 7 to the  Registration  Statement of the  Registrant  on June 13,
1996, File No. 33-39242, and incorporated herein by reference).

          (6) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated September 9, 1996 (filed  electronically  as Exhibit B1f to Post-Effective
Amendment  No. 9 to the  Registration  Statement of the  Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (7) Articles of Amendment of Twentieth Century World Investors,  Inc.,
dated December 2, 1996 (filed  electronically  as Exhibit B1e to  Post-Effective
Amendment  No. 8 to the  Registration  Statement of the  Registrant on March 31,
1997, File No. 33-39242, and incorporated herein by reference).

          (8) Articles  Supplementary  of American  Century  World Mutual Funds,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  B1f  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on March 31, 1997, File No. 33-39242, and incorporated herein by reference).

          (9) Articles  Supplementary  of American  Century  World Mutual Funds,
Inc.,  dated  November  13,  1998  (filed   electronically  as  Exhibit  B1i  to
Post-Effective  Amendment No. 12 to the Registration Statement of the Registrant
on November 13, 1998, File No. 33-39242, and incorporated herein by reference).

          (10) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a10  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on March 31, 1999, File No. 33-39242, and incorporated herein by reference).

          (11) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated May 22, 2000 (filed  electronically as Exhibit a11 to Post-Effective
Amendment  No. 19 to the  Registration  Statement of the  Registrant  on May 24,
2000, File No. 33-39242, and incorporated herein by reference).

          (12) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  October  18,  2000  (filed   electronically   as  Exhibit  a12  to
Post-Effective  Amendment No. 25 to the Registration Statement of the Registrant
on March 28, 2002, File No. 33-39242, and incorporated herein by reference).

          (13) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated March 5, 2001 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 24 to the  Registration  Statement of the  Registrant on April 19,
2001, File No. 33-39242, and incorporated herein by reference).

          (14) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a14 to Post-Effective
Amendment No. 25 to the  Registration  Statement of the  Registrant on March 28,
2002, File No. 33-39242, and incorporated herein by reference).

          (15) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated June 14, 2002 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 27 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-39242, and incorporated herein by reference).

          (16) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,   dated  August  14,  2003  (filed   electronically   as  Exhibit  a16  to
Post-Effective  Amendment No. 31 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-39242, and incorporated herein by reference).

          (17) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  January  13,  2005  (filed   electronically   as  Exhibit  a17  to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 30, 2005, File No. 33-39242, and incorporated herein by reference).

          (18) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated June 22, 2005, are included herein.

     (b)  Amended  and  Restated  By-Laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  33  to  the
Registration Statement of the Registrant on January 14, 2005, File No. 33-39242,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article Seventh,  Article Eighth,  and Article Ninth of
Registrant's  Articles of  Incorporation,  appearing as Exhibit  (a)(1) to Post-
Effective  Amendment No. 6 on Form N-1A of the Registrant,  and Article Fifth of
Registrant's   Articles   of   Amendment,   appearing   as  Exhibit   (a)(2)  to
Post-Effective  Amendment  No.  9  on  Form  N-1A  of  the  Registrant,  to  the
Registration  Statement on March 30, 1998; and Sections 3, 4, 5, 6, 7, 8, 9, 10,
11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of  Registrant's  Amended and Restated
By-Laws, incorporated herein by reference as Exhibit b hereto.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc., dated July 29, 2005, is included herein.

          (2) Amended and Restated  Management  Agreement with American  Century
Global Investment Management, Inc., dated July 29, 2005, is included herein.

          (3)  Amended  and  Restated  Investment   Subadvisory  Agreement  with
American  Century  Investment  Management,  Inc.  and  American  Century  Global
Investment  Management,  Inc., dated February 24, 2005 (filed  electronically as
Exhibit d4 to Post-Effective  Amendment No. 34 to the Registration  Statement of
the Registrant on March 30, 2005, File No. 33-39242,  and incorporated herein by reference).

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment Services,  Inc., dated July 29, 2005 (filed electronically as Exhibit
e to Post-Effective  Amendment No. 111 to the Registration Statement of American
Century Mutual Funds, Inc. on July 28, 2005, File No. 2-14213,  and incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Master Agreement with Commerce Bank, N. A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4)  Supplemental  Agreement with The Chase Manhattan Bank, dated July
30, 1999 (filed electronically as an Exhibit to Post-Effective  Amendment No. 16
to the  Registration  Statement of the  Registrant  on March 10, 2000,  File No.
33-39242, and incorporated herein by reference).

          (5)  Supplemental  Agreement  with The  Chase  Manhattan  Bank,  dated
February 1, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment
No. 23 to the  Registration  Statement of the Registrant on March 14, 2001, File
No. 33-39242, and incorporated herein by reference).

          (6) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (7) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  March 1, 1991  (filed  electronically  as  Exhibit  B9 to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer  Identification  Program Reliance  Agreement dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  Opinion  and  Consent of  Counsel,  dated July 28,  2005,  is included herein.

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm, dated July 25, 2005, is included herein.

          (2) Power of Attorney,  dated November 16, 2004 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 106 to the Registration Statement
of American  Century Mutual Funds,  Inc. on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (3)   Secretary's   Certificate,   dated   November  16,  2004  (filed
electronically  as  Exhibit  j3 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
the Registrant on November 13, 1998, File No. 33-39242,  and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
the Registrant on May 24, 2000, File No. 33-39242,  and  incorporated  herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on April 19, 2001, File No. 33-39242,  and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
the Registrant on October 1, 2002, File No. 33-39242, and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital Portfolios,  Inc., on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment No. 24 to the Registration Statement of the Registrant
on April 19, 2001, File No. 33-39242, and incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed  electronically as Exhibit m12 to Post-Effective  Amendment No. 24 to the Registration Statement
of the Registrant on April 19, 2001, File No. 33-39242,  and incorporated herein by reference).

          (16)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m15  to  Post-Effective  Amendment  No.  27 to  the
Registration Statement of the Registrant on October 10, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of the American  Century Mutual Funds,  Inc. on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (20) Master Distribution and Individual  Shareholder  Services Plan (A
Class)  dated  September  3,  2002  (filed   electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (21)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class)   dated   February   27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (22)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (23)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (25) Master Distribution and Individual  Shareholder  Services Plan (B
Class)  dated  September  3,  2002  (filed   electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (26)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services Plan (B Class) dated February 27, 2004 (filed electronically as Exhibit
m20  to  Post-Effective  Amendment  No.  104 to the  Registration  Statement  of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (27)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (28)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (29)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (30) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (31)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (32)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (33)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds,  Inc. on July 28, 2005, File No. 2-14213,  and
incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan dated  September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class Plan
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 of American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Fund

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is a Maryland  Corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article VIII of the Registrant's  Articles of  Incorporation,  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.   Business and Other Connections of Investment Advisor

          None.

Item 27.   Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal        Positions and Offices            Positions and Offices
Business Address*         with Underwriter                 with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.     Director                         Director and
                                                           Co-Vice Chairman

James E. Stowers III      Chairman and Director            Director and
                                                           Co-Vice Chairman

William M. Lyons          President, Chief Executive       President
                          Officer and Director

Robert T. Jackson         Executive Vice President,        Executive Vice
                          Chief Financial Officer          President
                          and Chief Accounting Officer

Donna Byers               Senior Vice President            none

Brian Jeter               Senior Vice President            none

Mark Killen               Senior Vice President            none

David Larrabee            Senior Vice President            none

Barry Mayhew              Senior Vice President            none

David C. Tucker           Senior Vice President            Senior Vice
                          and General Counsel              President and
                                                           General Counsel

Clifford Brandt           Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.   Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession  of American  Century  World Mutual  Funds,  Inc.,  American  Century
Services, LLC, American Century Global Investment Management,  Inc. and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

Item 29.  Management Services - Not Applicable.

Item 30.   Undertakings - Not Applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 28th day of
July, 2005.

                              AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
                              (Registrant)

                              By: /*/ William M. Lyons
                                  -----------------------------------------
                                  William M. Lyons
                                  President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                               DATE
---------                      -----                               ----

*William M. Lyons          President                           July 28, 2005
----------------------     and Principal Executive Officer
William M. Lyons

*Maryanne Roepke           Senior Vice President,              July 28, 2005
----------------------     Treasurer and Chief
Maryanne Roepke            Accounting Officer

*James E. Stowers, Jr.     Co-Vice Chairman of the             July 28, 2005
----------------------     Board and Director
James E. Stowers, Jr.

*James E. Stowers III      Co-Vice Chairman of the             July 28, 2005
----------------------     Board and Director
James E. Stowers III

*Thomas A. Brown           Director                            July 28, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.     Director                            July 28, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock          Director                            July 28, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt           Chairman of the Board               July 28, 2005
----------------------     and Director
Donald H. Pratt

*Gale E. Sayers            Director                            July 28, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord    Director                            July 28, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster        Director                            July 28, 2005
----------------------
Timothy S. Webster

*By:  /s/ Brian L. Brogan
      -------------------------------------------
      Brian L. Brogan
      Attorney-in-Fact (pursuant to a
      Power of Attorney dated
      November 16, 2004)